UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	January 1, 2016 — June 30, 2016

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|16

Semiannual report

Putnam VT Income Fund

Putnam Investments

Message from the Trustees

Dear Shareholder:

As summer comes to a close, we note that despite multiple headwinds and uncertainties both at home and overseas, the overall trajectory of the equity markets has been somewhat positive so far in 2016.

It is heartening that markets have recovered from various international and domestic challenges. We know volatile markets can be unsettling, but if recent events are any indication, we believe it is important not to overreact to short-term developments and to focus instead on the long term.

We believe the global environment continues to be supportive of stocks. Central banks around the world stand ready to add more stimulus and liquidity, if necessary, while the underpinnings of the U.S. economy remain solid, in our view. Overseas, higher hurdles to growth exist, but we believe that market gyrations may present investment opportunities. Within fixed income, yields have fallen — and in some cases have gone further into negative territory — as investors seek safety from turbulent markets, notably after the United Kingdom’s vote to depart the European Union.

At Putnam, our portfolio managers seek positive returns in every kind of market environment, backed by our network of global analysts and their own experience navigating changing conditions. They, and we, share a deep conviction that an active approach based on fundamental research can play a valuable role in your portfolio. In the following pages, you will find an overview of your fund’s performance for the reporting period ended June 30, 2016, as well as an outlook for the coming months.

As always, it may be helpful for you to consult with your financial advisor, who can assist you in determining if your portfolio remains aligned with your long-term goals, time horizon, and tolerance for risk.

Thank you for investing with Putnam.

Performance summary (as of 6/30/16)

Investment objective

High current income consistent with what Putnam Investment Management, LLC, believes to be prudent risk

Net asset value June 30, 2016

Class IA: $11.04	Class IB: $10.94

Total return at net asset value

			Barclays U.S.
			Aggregate Bond
(as of 6/30/16)	Class IA shares*	Class IB shares†	Index

6 months	2.55%	2.37%	5.31%

1 year	0.24	–0.04	6.00

5 years	23.24	21.68	20.28
Annualized	4.27	4.00	3.76

10 years	77.66	73.14	64.97
Annualized	5.92	5.64	5.13

Life	504.75	470.97	502.19
Annualized	6.54	6.32	6.54

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

Agency pass-through	47.0%

Commercial MBS	25.5%

Investment-grade corporate bonds	23.5%

Agency collateralized mortgage obligations	17.5%

Non-agency residential MBS	8.6%

High-yield corporate bonds	2.4%

Emerging-market bonds	0.5%

Municipal bonds	0.5%

Asset-backed securities	0.4%

U.S. Treasury/agency	0.1%

Net cash	18.5%

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit quality

A-1+	2.5%

AAA	61.7%

AA	8.6%

A	10.0%

BBB	22.1%

BB	7.7%

B	7.3%

CCC and below	2.6%

Not rated	–22.5%

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Income Fund 1

Report from your fund’s managers

How did the U.S. fixed-income markets perform during the first half of 2016?

The bond market was eventful and full of change. As the period opened, reports of ongoing slower growth in China and falling oil and commodities prices increased fears of a global recession. The prices in many spread sectors plunged, and investors shed what they perceived as relatively riskier assets in favor of safe-haven, longer-term U.S. Treasuries.

Sentiment shifted, and investors’ appetite for risk returned half-way through the first calendar quarter, as the market was believed to be oversold. Focus returned to the economy’s steady advances, and anticipation of a summer interest-rate hike accelerated.

Outside the United States, appetite for riskier assets began to wane, stimulating demand for safe-haven assets and causing interest rates to fall across Europe. U.S. attitudes also shifted as the period progressed, as disappointing U.S. jobs data, comments from Fed Chair Janet Yellen, and uncertainty surrounding Britain’s vote to leave the European Union [Brexit] created a strong preference for safe-haven assets worldwide, driving the yields on the 10-year U.S. Treasury note and the 30-year U.S. Treasury bond close to historical lows by quarter-end.

What strategies had the most influence on the fund’s relative performance?

The fund’s performance was positive on an absolute basis, however it underperformed its benchmark. Interest-rate strategies — also referred to as “term-structure strategies” — was the largest detractor from relative returns due to the fund’s relative short duration and yield curve steepening bias. Most of the underperformance took place in the first calendar quarter.

Prepayment strategies were a modest detractor. Allocations to agency interest-only securities produced negative results, as investors remained cautious that a lower rate environment could increase prepayment speeds.

Exposure to corporate credit was also a modestly negative detractor, largely due to the fund’s meaningful underweight to investment-grade securities, relative to its benchmark.

Mortgage-credit exposure detracted from returns as well. The fund’s holdings in commercial mortgage-backed mezzanine securities [CMBS] were negatively affected by the broader risk-off sentiment and challenging liquidity environment in January and February, and the rebound in this sector later in the period was not as strong as in other risk sectors. By contrast, a rebound in non-agency residential mortgage-backed securities was stronger, offsetting a sizeable portion of the losses produced by CMBS.

How does the U.S. fixed-income market look going forward?

We are optimistic that the fixed-income market will continue to provide opportunities — and while we recognize that the market is facing uncertainty, we think the recoveries that began late in the first quarter of 2016 will likely continue in many market sectors. The U.S. economy has continued to demonstrate an underlying strength, and we expect to see growth come in at around 2% for 2016. That said, the markets are still facing a lot of uncertainty. In addition to geopolitical issues, there are questions regarding macroeconomic policy and the effectiveness of fiscal policy. A belief that monetary policy has limited ability to stimulate growth further in an already-low rate environment has prompted many investors to stay away from riskier assets and turn to the safest asset — U.S. Treasuries. That global dynamic has taken place for different reasons, but it has bolstered the demand for U.S. Treasuries and has kept a lid on rates.

How were derivatives used during the reporting period?

We used a number of derivative instruments during the reporting period. Futures and interest rate swaps were used as a means to hedge treasury term structure risk and for yield curve positioning. Swaptions were used to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks. Credit default swaps were used for hedging credit and market risks, as well as gaining liquid exposure to individual companies and specific sectors. We also used total return swaps to gain exposure to specific sectors and for hedging sector exposure.

What strategies do you expect to use in this risk-averse environment?

We expect to emphasize our strategy of seeking attractive liquidity premiums and employing vigorous credit analysis, while continuing to de-emphasize interest-rate risk. We believe that market participants who have capital to put to work stand a chance to get paid very healthy premiums for being providers of liquidity — a market condition that is partially the result of shrinking bank balance sheets and general de-risking. We continue to believe taking the risk of potential price volatility in certain types of fixed-income assets is a worthwhile investment strategy.

Prudent liquidity risk and in-depth credit analysis are utilized in the fund’s pre-payment strategies in both residential and commercial mortgage securities, as well as agency collateralized mortgage obligations. In fact, we find various mortgage securities to represent attractive opportunity for both relative value and diversification purposes. Market participants need to know how to differentiate good loans from bad loans, however — and while that task can be challenging, we consider it to be one of our mortgage-credit research strengths.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more

2 Putnam VT Income Fund

when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. Bond prices may fall or fail to rise over time for several reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. You can lose money by investing in the fund.

Your fund’s managers

Portfolio Manager Michael V. Salm is a Co-Head of Fixed Income at Putnam. He joined Putnam in 1997 and has been in the investment industry since 1989.

Portfolio Manager Brett S. Kozlowski, CFA, joined Putnam in 2008 and has been in the investment industry since 1997.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Income Fund 3

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/16 to 6/30/16. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB

Total annual operating expenses for the fiscal year
ended 12/31/15	0.56%	0.81%

Annualized expense ratio for the six-month period
ended 6/30/16	0.58%	0.83%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/16		for the 6 months ended 6/30/16

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*†	$2.92	$4.18	$2.92	$4.17

Ending value
(after expenses)	$1,025.50	$1,023.70	$1,021.98	$1,020.74

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/16. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

4 Putnam VT Income Fund

The fund’s portfolio 6/30/16 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (73.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (10.8%)
Government National Mortgage Association
Pass-Through Certificates
5s, TBA, July 1, 2046	$3,000,000	$3,259,219
4s, July 20, 2044	1,704,360	1,849,513
4s, TBA, July 1, 2046	4,000,000	4,276,250
3 1/2s, with due dates from February 20, 2043
to June 20, 2045	4,869,333	5,196,173
3 1/2s, TBA, August 1, 2046	2,000,000	2,119,453
3 1/2s, TBA, July 1, 2046	3,000,000	3,183,516
3s, TBA, August 1, 2046	4,000,000	4,172,656
3s, TBA, July 1, 2046	4,000,000	4,180,625

		28,237,405
U.S. Government Agency Mortgage Obligations (62.7%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
4 1/2s, with due dates from July 1, 2044 to
March 1, 2045 ##	1,220,519	1,373,439
3 1/2s, August 1, 2043	810,153	867,244
3s, June 1, 2046 ##	999,029	1,043,321
3s, March 1, 2043	756,148	786,482

Federal National Mortgage Association
Pass-Through Certificates
6s, TBA, July 1, 2046	2,000,000	2,287,500
5 1/2s, TBA, July 1, 2046	2,000,000	2,248,125
5s, March 1, 2038	24,570	27,408
4 1/2s, with due dates from July 1, 2044 to
May 1, 2045 ##	1,550,682	1,739,797
4 1/2s, TBA, July 1, 2046	10,000,000	10,917,188
4s, with due dates from June 1, 2042 to
November 1, 2042	1,617,808	1,764,550
4s, TBA, July 1, 2046	6,000,000	6,433,125
3 1/2s, with due dates from July 1, 2043 to
May 1, 2046	2,722,270	2,890,779
3 1/2s, TBA, August 1, 2046	9,000,000	9,483,398
3 1/2s, TBA, July 1, 2046	55,000,000	58,020,705
3s, June 1, 2046 ##	1,996,234	2,087,000
3s, TBA, August 1, 2046	14,000,000	14,500,391
3s, TBA, July 1, 2046	46,000,000	47,728,593

		164,199,045
Total U.S. government and agency mortgage
obligations (cost $190,564,649)		$192,436,450

U.S. TREASURY OBLIGATIONS (0.1%)*	Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020 Δ	$132,000	$137,869

Total U.S. treasury obligations (cost $131,948)		$137,869

MORTGAGE-BACKED SECURITIES (46.3%)*	Principal amount	Value

Agency collateralized mortgage obligations (16.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.014s, 2037	$309,755	$526,865
IFB Ser. 2976, Class LC, 22.799s, 2035	46,797	76,719
IFB Ser. 2979, Class AS, 22.652s, 2034	7,413	7,917
IFB Ser. 3072, Class SM, 22.176s, 2035	208,333	332,284
IFB Ser. 3065, Class DC, 18.534s, 2035	372,088	564,157
IFB Ser. 2990, Class LB, 15.816s, 2034	261,550	343,063
IFB Ser. 3852, Class NT, 5.558s, 2041	597,082	630,155
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DN1, Class M3, 4.603s, 2025	2,190,000	2,274,583
Ser. 4132, Class IP, IO, 4 1/2s, 2042	2,035,476	274,932

MORTGAGE-BACKED SECURITIES (46.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
Ser. 4122, Class TI, IO, 4 1/2s, 2042	$825,448	$124,395
Ser. 4018, Class DI, IO, 4 1/2s, 2041	964,967	105,176
Ser. 3707, Class PI, IO, 4 1/2s, 2025	602,891	51,020
Ser. 4546, Class TI, 4s, 2045	3,078,394	319,383
Ser. 4500, Class GI, IO, 4s, 2045	1,969,158	197,605
Ser. 4116, Class MI, IO, 4s, 2042	2,065,236	326,987
Ser. 4165, Class AI, IO, 3 1/2s, 2043	2,201,149	304,089
Ser. 4122, Class AI, IO, 3 1/2s, 2042	2,059,910	239,724
Ser. 4182, Class GI, IO, 3s, 2043	3,738,856	340,185
Ser. 4141, Class PI, IO, 3s, 2042	1,876,015	204,411
Ser. 4158, Class TI, IO, 3s, 2042	4,520,528	461,772
Ser. 4176, Class DI, IO, 3s, 2042	4,254,639	444,823
Ser. 4183, Class MI, IO, 3s, 2042	1,802,909	169,654
Ser. 4206, Class IP, IO, 3s, 2041	1,771,108	186,764
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-DN1, Class M1, 1.703s, 2025	69,580	69,598
Structured Agency Credit Risk FRB Ser. 16-DNA2,
Class M1, 1.703s, 2028	983,541	985,311
Structured Agency Credit Risk FRB Ser. 16-HQA2,
Class M1, 1.653s, 2028	992,481	992,958
FRB Ser. T-56, Class A, IO, 0.524s, 2043	3,705,727	61,522
Ser. 315, PO, zero %, 2043	2,727,026	2,263,006
Ser. 3835, Class FO, PO, zero %, 2041	1,888,277	1,692,451
Ser. 3369, Class BO, PO, zero %, 2037	7,606	6,762
Ser. 3391, PO, zero %, 2037	50,688	45,271
Ser. 3300, PO, zero %, 2037	78,515	71,004
Ser. 3175, Class MO, PO, zero %, 2036	14,685	13,066
Ser. 3210, PO, zero %, 2036	27,890	26,110
Ser. 3326, Class WF, zero %, 2035	6,314	5,359
FRB Ser. T-56, Class 2, IO, zero %, 2043	10,602,664	1
FRB Ser. 3117, Class AF, zero %, 2036	6,887	5,318

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.18s, 2036	190,629	387,116
IFB Ser. 06-8, Class HP, 22.905s, 2036	260,523	460,150
IFB Ser. 07-53, Class SP, 22.538s, 2037	175,601	281,798
IFB Ser. 05-122, Class SE, 21.513s, 2035	373,733	567,517
IFB Ser. 05-75, Class GS, 18.89s, 2035	191,729	274,818
IFB Ser. 05-106, Class JC, 18.718s, 2035	218,587	345,283
IFB Ser. 05-83, Class QP, 16.215s, 2034	58,238	77,632
IFB Ser. 11-4, Class CS, 11.993s, 2040	296,218	370,153
IFB Ser. 13-101, Class SE, IO, 5.447s, 2043	2,504,960	638,855
Ser. 421, Class C6, IO, 4s, 2045	1,563,243	220,386
Ser. 15-3, Class BI, IO, 4s, 2044	2,699,954	218,966
Ser. 12-124, Class UI, IO, 4s, 2042	4,636,362	752,482
Ser. 12-118, Class PI, IO, 4s, 2042	1,798,472	231,541
Ser. 12-62, Class EI, IO, 4s, 2041	2,626,247	289,949
Ser. 12-22, Class CI, IO, 4s, 2041	1,831,312	203,490
Ser. 13-18, Class IN, IO, 3 1/2s, 2043	1,477,978	181,924
Ser. 12-118, Class IC, IO, 3 1/2s, 2042	2,396,454	409,705
Ser. 13-55, Class IK, IO, 3s, 2043	1,518,748	145,192
Ser. 12-144, Class KI, IO, 3s, 2042	5,433,915	550,999
Ser. 13-55, Class PI, IO, 3s, 2042	2,499,166	198,559
Ser. 13-67, Class IP, IO, 3s, 2042	2,712,550	213,749
Ser. 13-30, Class IP, IO, 3s, 2041	1,613,362	122,648
Ser. 13-23, Class LI, IO, 3s, 2041	1,878,844	128,325
Ser. 14-28, Class AI, IO, 3s, 2040	3,716,254	360,012
Ser. 13-69, IO, 3s, 2031	2,470,378	223,702
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M1, 2.453s, 2028	2,106,304	2,120,979
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 1M1, 2.403s, 2024	409,786	411,835

Putnam VT Income Fund 5

MORTGAGE-BACKED SECURITIES (46.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 1M1, 1.653s, 2024	$47,785	$47,909
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 2M1, 1.653s, 2024	249,317	249,848
FRB Ser. 03-W10, Class 1, IO, 0.66s, 2043	2,116,010	28,268
Ser. 07-64, Class LO, PO, zero %, 2037	29,466	27,949
Ser. 372, Class 1, PO, zero %, 2036	39,498	37,426

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039	1,888,618	343,275
IFB Ser. 13-129, Class SN, IO, 5.702s, 2043	857,078	141,315
Ser. 14-76, IO, 5s, 2044	1,391,996	231,806
Ser. 13-3, Class IT, IO, 5s, 2043	1,132,157	187,695
Ser. 11-116, Class IB, IO, 5s, 2040	439,409	14,511
Ser. 13-16, Class IB, IO, 5s, 2040	878,010	30,243
Ser. 10-35, Class UI, IO, 5s, 2040	751,363	128,899
Ser. 10-9, Class UI, IO, 5s, 2040	5,897,605	986,009
Ser. 09-121, Class UI, IO, 5s, 2039	3,107,554	536,550
Ser. 14-108, Class IP, IO, 4 1/2s, 2042	637,878	77,215
Ser. 12-129, IO, 4 1/2s, 2042	1,254,881	234,010
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	1,185,699	183,570
Ser. 10-9, Class QI, IO, 4 1/2s, 2040	1,143,156	173,370
Ser. 09-121, Class BI, IO, 4 1/2s, 2039	1,133,762	233,793
Ser. 11-116, Class IA, IO, 4 1/2s, 2039	1,111,021	82,371
Ser. 13-34, Class PI, IO, 4 1/2s, 2039	2,033,901	239,227
Ser. 15-94, IO, 4s, 2045	433,876	94,920
Ser. 15-99, Class LI, IO, 4s, 2045	1,313,933	112,370
Ser. 15-53, Class MI, IO, 4s, 2045	2,429,920	516,346
Ser. 14-2, Class IL, IO, 4s, 2044	3,292,637	488,792
Ser. 14-63, Class PI, IO, 4s, 2043	1,492,618	168,517
Ser. 15-52, Class IE, IO, 4s, 2043	1,391,894	211,765
Ser. 13-4, Class IC, IO, 4s, 2042	1,618,090	331,875
Ser. 12-56, Class IB, IO, 4s, 2042	2,350,829	331,436
Ser. 12-50, Class PI, IO, 4s, 2041	1,512,792	188,796
Ser. 14-4, Class IK, IO, 4s, 2039	2,027,550	164,319
Ser. 14-162, Class DI, IO, 4s, 2038	1,857,591	137,271
Ser. 15-69, Class XI, IO, 3 1/2s, 2045	2,061,641	268,655
Ser. 15-77, Class DI, IO, 3 1/2s, 2045	2,326,067	167,198
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	1,440,881	135,933
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	1,811,240	170,220
Ser. 12-136, IO, 3 1/2s, 2042	2,280,663	413,630
Ser. 12-113, Class ID, IO, 3 1/2s, 2042	1,691,026	314,696
Ser. 12-71, Class AI, IO, 3 1/2s, 2042	2,774,191	132,331
Ser. 14-46, Class JI, IO, 3 1/2s, 2041	1,504,074	195,754
Ser. 13-18, Class GI, IO, 3 1/2s, 2041	1,549,379	169,967
Ser. 15-52, Class KI, IO, 3 1/2s, 2040	2,659,812	271,157
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	1,288,367	98,293
Ser. 15-26, Class AI, IO, 3 1/2s, 2039	3,626,524	392,680
Ser. 14-100, Class JI, IO, 3 1/2s, 2029	3,576,462	394,666
Ser. 13-53, Class PI, IO, 3s, 2041	2,537,612	154,338
Ser. 13-23, Class IK, IO, 3s, 2037	1,257,571	125,678
Ser. 14-46, Class KI, IO, 3s, 2036	1,253,324	104,873
Ser. 13-H08, IO, 2.923s, 2063	3,927,757	294,975
FRB Ser. 15-H16, Class XI, IO, 2.122s, 2065	2,115,339	277,956
Ser. 16-H11, Class HI, IO, 2.079s, 2066	3,820,353	452,097
Ser. 15-H25, Class CI, IO, 1.995s, 2065	2,958,820	367,190
Ser. 15-H15, Class JI, IO, 1.938s, 2065	2,225,486	271,064
Ser. 16-H04, Class KI, IO, 1.891s, 2066	3,882,022	401,576
Ser. 16-H02, Class HI, IO, 1.859s, 2066	9,104,441	1,001,489
Ser. 15-H12, Class AI, IO, 1.85s, 2065	3,620,976	382,752
Ser. 15-H20, Class AI, IO, 1.833s, 2065	1,965,185	224,031
Ser. 15-H10, Class CI, IO, 1.803s, 2065	2,195,209	236,161

MORTGAGE-BACKED SECURITIES (46.3%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H12, Class GI, IO, 1.799s, 2065	$4,494,591	$480,921
Ser. 15-H09, Class BI, IO, 1.694s, 2065	2,889,860	278,872
Ser. 15-H12, Class EI, IO, 1.69s, 2065	4,831,191	479,254
Ser. 15-H01, Class CI, IO, 1.635s, 2064	3,423,303	253,667
Ser. 15-H17, Class CI, IO, 1.62s, 2065	3,480,605	252,692
Ser. 15-H25, Class AI, IO, 1.611s, 2065	4,077,145	392,629
Ser. 15-H22, Class EI, IO, 1.605s, 2065	1,787,653	140,688
Ser. 15-H28, Class DI, IO, 1.543s, 2065	3,980,853	338,372
Ser. 10-H19, Class GI, IO, 1.401s, 2060	5,213,273	354,503
Ser. 10-151, Class KO, PO, zero %, 2037	187,720	165,524
Ser. 06-36, Class OD, PO, zero %, 2036	5,147	4,536

		42,654,849
Commercial mortgage-backed securities (21.4%)
Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046	1,113,000	1,085,665
FRB Ser. 07-1, Class XW, IO, 0.508s, 2049	3,002,795	9,838

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 07-5, Class XW, IO, 0.494s, 2051	8,429,465	32,065

Banc of America Merrill Lynch Commercial
Mortgage, Inc. FRB Ser. 05-1, Class B, 5.527s, 2042	319,000	306,240

Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.552s, 2041	685,883	9,487
FRB Ser. 04-4, Class XC, IO, 0.092s, 2042	282,122	173
FRB Ser. 05-1, Class XW, IO, zero %, 2042	15,216,493	1,522

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-PW17, Class AJ, 6.083s, 2050	207,000	204,930
Ser. 06-PW13, Class AJ, 5.611s, 2041	851,000	848,022
FRB Ser. 07-T26, Class AJ, 5.566s, 2045	524,000	476,840
FRB Ser. 06-PW11, Class AJ, 5.562s, 2039	449,000	447,036
Ser. 05-PWR9, Class C, 5.055s, 2042	372,000	360,840
FRB Ser. 04-PR3I, Class X1, IO, 0.332s, 2041	169,696	916

Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.562s, 2039	1,937,000	1,696,231
FRB Ser. 06-PW14, Class X1, IO, 0.824s, 2038	6,586,888	90,899

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.67s, 2029	610,305	16,965

CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.576s, 2049	11,620,356	29,051

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.823s, 2047	241,000	265,389
FRB Ser. 11-C2, Class E, 5.823s, 2047	391,000	390,272

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class XA, IO, 1.636s, 2046	6,668,677	380,775
FRB Ser. 14-GC19, Class XA, IO, 1.456s, 2047	8,744,775	582,402

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.26s, 2046	1,245,000	1,108,023
FRB Ser. 14-GC21, Class D, 4.996s, 2047	609,000	487,626

COBALT CMBS Commercial Mortgage Trust FRB
Ser. 07-C3, Class AJ, 5.956s, 2046	270,000	266,042

COMM Mortgage Pass-Through Certificates FRB
Ser. 12-CR3, Class XA, IO, 2.254s, 2045	3,556,386	299,884

COMM Mortgage Trust
Ser. 06-C8, Class AJ, 5.377s, 2046	701,000	669,455
FRB Ser. 12-CR1, Class XA, IO, 2.239s, 2045	3,895,441	318,117
FRB Ser. 14-CR16, Class XA, IO, 1.399s, 2047	3,016,177	180,154
FRB Ser. 14-UBS6, Class XA, IO, 1.212s, 2047	9,947,488	595,523

6 Putnam VT Income Fund

MORTGAGE-BACKED SECURITIES (46.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class D, 5.337s, 2046	$785,000	$730,835
Ser. 13-LC13, Class E, 3.719s, 2046	542,000	392,842
Ser. 14-CR18, Class E, 3.6s, 2047	775,000	487,510
FRB Ser. 12-LC4, Class XA, IO, 2.515s, 2044	10,154,528	883,243
FRB Ser. 07-C9, Class AJFL, 1.135s, 2049	404,000	377,780
FRB Ser. 06-C8, Class XS, IO, 0.719s, 2046	19,899,122	23,552

Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.214s, 2049	39,481,109	31,585

Credit Suisse First Boston Mortgage
Securities Corp. 144A Ser. 98-C1, Class F, 6s, 2040	131,891	142,442

CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.944s, 2050	490,000	388,204

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049	88,073	88,073

DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.687s, 2044	342,000	366,603
FRB Ser. 11-LC3A, Class D, 5.549s, 2044	401,000	409,702

First Union National Bank-Bank of America, NA
Commercial Mortgage Trust 144A FRB Ser. 01-C1,
Class 3, IO, 2.2s, 2033	163,505	2

GE Capital Commercial Mortgage Corp. 144A FRB
Ser. 05-C3, Class XC, IO, 0.119s, 2045	1,816,586	—

GE Capital Commercial Mortgage Corp. Trust FRB
Ser. 06-C1, Class AJ, 5.52s, 2044	340,678	335,142

GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.391s, 2049	44,908,177	96,036

GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 0.785s, 2043	2,665,530	6,343

GS Mortgage Securities Corp. II FRB Ser. 13-GC10,
Class XA, IO, 1.753s, 2046	8,921,134	702,093

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557s, 2046	853,000	758,658
FRB Ser. 13-GC10, Class E, 4.557s, 2046	414,000	300,688

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.849s, 2046	4,923,256	357,897
FRB Ser. 14-GC18, Class XA, IO, 1.411s, 2047	3,743,784	227,180
FRB Ser. 14-GC22, Class XA, IO, 1.214s, 2047	17,985,970	1,045,327
FRB Ser. 14-GC24, Class XA, IO, 1.006s, 2047	7,634,996	374,634

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.835s, 2045	139,000	135,873
FRB Ser. 14-GC18, Class D, 5.112s, 2047	460,000	377,062
FRB Ser. 13-GC14, Class D, 4.927s, 2046	2,000,000	1,819,413
FRB Ser. 13-GC12, Class D, 4.615s, 2046	269,000	234,030
FRB Ser. 13-GC13, Class D, 4.203s, 2046	329,000	285,227
FRB Ser. 06-GG6, Class XC, IO, zero %, 2038	1,141,522	11

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C17, Class XA, IO, 1.197s, 2047	5,588,670	283,904
FRB Ser. 14-C25, Class XA, IO, 1.152s, 2047	3,983,298	229,040

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.715s, 2046	372,000	322,747
FRB Ser. C14, Class D, 4.715s, 2046	372,000	339,910
Ser. 14-C25, Class E, 3.332s, 2047	517,000	301,950

JPMorgan Chase Commercial Mortgage
Securities Corp. FRB Ser. 12-LC9, Class XA, IO,
1.99s, 2047	8,706,887	613,836

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A FRB Ser. 12-LC9, Class D,
4.564s, 2047	374,000	366,408

MORTGAGE-BACKED SECURITIES (46.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.284s, 2051	$1,120,000	$1,109,136
FRB Ser. 07-LD12, Class A3, 6.131s, 2051	14,878	14,848
Ser. 08-C2, Class ASB, 6 1/8s, 2051	171,089	174,220
FRB Ser. 06-LDP6, Class B, 5.856s, 2043	350,046	350,046
Ser. 06-LDP8, Class B, 5.52s, 2045	262,000	242,533
Ser. 06-LDP8, Class AJ, 5.48s, 2045	274,000	273,562
FRB Ser. 04-CBX, Class B, 5.021s, 2037	280,000	280,588
FRB Ser. 13-LC11, Class XA, IO, 1.678s, 2046	6,116,738	415,327
FRB Ser. 13-C16, Class XA, IO, 1.297s, 2046	6,802,233	360,356
FRB Ser. 06-LDP8, Class X, IO, 0.583s, 2045	9,982,315	3,290
FRB Ser. 07-LDPX, Class X, IO, 0.471s, 2049	17,480,776	70,790

JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class B, 6.384s, 2051	357,000	359,963
FRB Ser. 07-CB20, Class C, 6.384s, 2051	369,000	340,963
FRB Ser. 10-C1, Class D, 6.379s, 2043	731,000	641,197
FRB Ser. 11-C3, Class E, 5.801s, 2046	978,000	1,006,069
FRB Ser. 11-C3, Class F, 5.801s, 2046	635,000	646,113
FRB Ser. 12-C6, Class E, 5.365s, 2045	191,000	183,093
FRB Ser. 12-C8, Class D, 4.813s, 2045	660,000	632,346
Ser. 13-C10, Class E, 3 1/2s, 2047	743,000	548,780
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046	498,000	369,018
FRB Ser. 05-CB12, Class X1, IO, 0.496s, 2037	1,648,724	6,855
FRB Ser. 06-LDP6, Class X1, IO, 0.036s, 2043	1,882,541	2

JPMorgan Chase Commercial Mortgage Securities
Trust Pass-Through Certificates 144A Ser. 01-C1,
Class H, 5.626s, 2035	117,729	117,882

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	152,552	155,804
Ser. 98-C4, Class H, 5.6s, 2035	150,350	152,355

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039	555,000	425,630
FRB Ser. 06-C6, Class B, 5.472s, 2039	687,000	687,667
Ser. 06-C1, Class AJ, 5.276s, 2041	424,234	421,158
FRB Ser. 07-C2, Class XW, IO, 0.737s, 2040	2,643,717	8,424

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036	1,600,000	239,952
FRB Ser. 07-C2, Class XCL, IO, 0.737s, 2040	57,279,966	182,517
FRB Ser. 05-C7, Class XCL, IO, 0.461s, 2040	2,248,395	19,549
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040	1,210,482	269

LSTAR Commercial Mortgage Trust 144A FRB
Ser. 15-3, Class C, 3.41s, 2048	435,000	385,071

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.472s, 2051	207,000	214,204
FRB Ser. 07-C1, Class A3, 6.021s, 2050	8,733	8,719
Ser. 06-C2, Class AJ, 5.802s, 2043	1,093,000	1,087,535

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.578s, 2039	650,996	295
FRB Ser. 05-MCP1, Class XC, IO, 0.023s, 2043	981,764	7

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321s, 2037	47,994	1,819
FRB Ser. 05-C3, Class X, IO, 7.156s, 2044	35,153	411
FRB Ser. 06-C4, Class X, IO, 6.024s, 2045	1,042,182	16,675

ML-CFC Commercial Mortgage Trust Ser. 06-3,
Class AJ, 5.485s, 2046	778,000	767,808

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049	319,000	314,247
FRB Ser. 06-4, Class XC, IO, 0.79s, 2049	42,243,407	147,852

Putnam VT Income Fund 7

MORTGAGE-BACKED SECURITIES (46.3%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.76s, 2046	$9,402,361	$639,361
FRB Ser. 14-C17, Class XA, IO, 1.42s, 2047	5,037,868	316,378
FRB Ser. 13-C12, Class XA, IO, 1.11s, 2046	11,624,633	442,575

Morgan Stanley Bank of America Merrill Lynch
Trust 144A
Ser. 14-C17, Class D, 4.854s, 2047	378,000	303,038
FRB Ser. 12-C6, Class F, 4.812s, 2045	508,000	420,726
FRB Ser. 13-C11, Class D, 4.56s, 2046	562,000	456,007
FRB Ser. 13-C10, Class E, 4.219s, 2046	633,000	494,120
Ser. 14-C17, Class E, 3 1/2s, 2047	474,000	286,326
Ser. 15-C24, Class D, 3.257s, 2048	575,000	379,830
FRB Ser. 13-C13, Class XB, IO, 0.152s, 2046	55,988,000	522,424

Morgan Stanley Capital I Trust
FRB Ser. 06-IQ11, Class AJ, 6.112s, 2042	180,183	180,093
Ser. 07-IQ14, Class A2, 5.61s, 2049	161,795	162,023
Ser. 07-HQ11, Class AJ, 5.508s, 2044	386,000	382,179

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class F, 6.477s, 2043	320,000	318,368
FRB Ser. 11-C3, Class E, 5.348s, 2049	82,000	80,296

Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-C30A, Class A3B, 5.246s, 2043	786,943	787,416

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8s, 2038	943,964	235,991

UBS Commercial Mortgage Trust 144A FRB
Ser. 12-C1, Class XA, IO, 2.343s, 2045	3,491,227	323,564

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5s, 2063	629,000	512,006
FRB Ser. 12-C2, Class XA, IO, 1.806s, 2063	6,421,694	366,191

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.254s, 2045	539,000	419,450
FRB Ser. 06-C29, IO, 0.519s, 2048	23,157,641	17,600
FRB Ser. 07-C34, IO, 0.456s, 2046	7,039,147	46,458

Wachovia Bank Commercial Mortgage Trust 144A FRB
Ser. 06-C26, Class XC, IO, 0.148s, 2045	5,081,153	1,016

Wells Fargo Commercial Mortgage Trust FRB
Ser. 14-LC16, Class XA, IO, 1.615s, 2050	5,063,491	355,963

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777s, 2045	442,000	376,540
Ser. 14-LC18, Class D, 3.957s, 2047	628,000	454,451

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.295s, 2046	600,000	638,268
FRB Ser. 13-C17, Class XA, IO, 1.71s, 2046	6,898,878	438,079
FRB Ser. 13-C14, Class XA, IO, 1.011s, 2046	19,179,094	809,358

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.788s, 2044	81,000	81,130
Ser. 11-C4, Class E, 5.265s, 2044	368,000	363,584
FRB Ser. 14-C19, Class E, 5.136s, 2047	1,105,000	791,835
Ser. 11-C4, Class F, 5s, 2044	311,000	276,230
FRB Ser. 12-C7, Class D, 4.992s, 2045	231,000	232,476
FRB Ser. 13-UBS1, Class D, 4.783s, 2046	492,000	452,005
Ser. 12-C7, Class F, 4 1/2s, 2045	645,000	545,348
Ser. 14-C19, Class D, 4.234s, 2047	691,000	541,128
Ser. 13-C12, Class E, 3 1/2s, 2048	662,000	502,723
FRB Ser. 12-C9, Class XA, IO, 2.295s, 2045	6,139,138	548,225
FRB Ser. 11-C5, Class XA, IO, 2.059s, 2044	2,901,678	214,434
FRB Ser. 12-C10, Class XA, IO, 1.873s, 2045	11,729,851	904,372
FRB Ser. 13-C11, Class XA, IO, 1.594s, 2045	9,037,401	476,319
FRB Ser. 13-C12, Class XA, IO, 1.537s, 2048	3,712,141	229,279
FRB Ser. 12-C9, Class XB, IO, 0.866s, 2045	8,807,000	354,279
		56,060,571

MORTGAGE-BACKED SECURITIES (46.3%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) (8.6%)
BCAP, LLC Trust 144A
FRB Ser. 15-RR5, Class 2A2, 1.48s, 2046	$1,300,000	$1,123,850
FRB Ser. 15-RR6, Class 3A2, 1.35s, 2046	260,000	208,780

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB
Ser. 16-HQA1, Class M3, 6.803s, 2028	2,085,080	2,216,982
Structured Agency Credit Risk FRB Ser. 16-DNA2,
Class M3, 5.103s, 2028	2,210,000	2,160,275
Structured Agency Credit Risk Debt Notes FRB
Ser. 15-HQ1, Class M3, 4.253s, 2025	510,000	527,307

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 2M2, 7.403s, 2028	1,660,000	1,808,013
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1M2, 7.203s, 2028	1,150,000	1,254,182
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, 6.453s, 2028	1,699,000	1,779,872
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, 6.353s, 2028	2,010,000	2,085,556
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1M2, 5.753s, 2028	2,192,000	2,229,615

FIRSTPLUS Home Loan Owner Trust Ser. 97-3,
Class B1, 7.79s, 2023 (In default) †	77,731	8

GSAA Trust FRB Ser. 05-6, Class M2, 0.933s, 2035	625,000	454,139

Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 0.598s, 2047	180,000	127,800

Nationstar HECM Loan Trust 144A Ser. 15-1A,
Class A, 3.844s, 2018	168,661	168,654

Opteum Mortgage Acceptance Corp. Asset Backed
Pass-Through Certificates FRB Ser. 05-3,
Class M3, 0.953s, 2035	350,000	265,650

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR11, Class A1C3, 0.963s, 2045	635,133	540,753
FRB Ser. 05-AR19, Class A1C3, 0.953s, 2045	955,425	803,703
FRB Ser. 05-AR13, Class A1C4, 0.883s, 2045	3,562,654	2,948,096
FRB Ser. 05-AR17, Class A1B2, 0.863s, 2045	1,788,138	1,477,718

Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 05-AR16, Class 6A4, 2.954s, 2035	259,669	245,582

		22,426,535

Total mortgage-backed securities (cost $124,289,392)		$121,141,955

CORPORATE BONDS AND NOTES (26.2%)*	Principal amount	Value

Basic materials (0.9%)
Agrium, Inc. sr. unsec. notes 3 3/8s, 2025
(Canada)	$45,000	$46,310

Agrium, Inc. sr. unsec. unsub. notes 5 1/4s, 2045
(Canada)	46,000	49,343

Celanese US Holdings, LLC company
guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)	184,000	205,620

Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4 5/8s, 2022
(Germany)	18,000	19,103

CF Industries, Inc. company guaranty sr. unsec.
notes 5 3/8s, 2044	101,000	95,791

CF Industries, Inc. company guaranty sr. unsec.
notes 5.15s, 2034	75,000	73,051

CF Industries, Inc. company guaranty sr. unsec.
unsub. notes 7 1/8s, 2020	51,000	58,844

Cytec Industries, Inc. sr. unsec.
unsub. notes 3 1/2s, 2023	50,000	49,696

Eastman Chemical Co. sr. unsec.
unsub. notes 6.3s, 2018	100,000	109,650

8 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Basic materials cont.
Freeport-McMoran Oil & Gas, LLC/FCX Oil &
Gas, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2022	$36,000	$35,291

Georgia-Pacific, LLC sr. unsec.
unsub. notes 7 3/4s, 2029	70,000	101,385

Georgia-Pacific, LLC 144A company
guaranty sr. unsec. notes 5.4s, 2020	110,000	124,587

Glencore Finance Canada, Ltd. 144A company
guaranty sr. unsec. unsub. notes 6s, 2041
(Canada)	13,000	11,245

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4 5/8s, 2024	221,000	206,635

Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4s, 2025	148,000	130,980

INVISTA Finance, LLC 144A company
guaranty sr. notes 4 1/4s, 2019	109,000	106,275

LyondellBasell Industries NV sr. unsec.
unsub. notes 4 5/8s, 2055	145,000	141,514

NOVA Chemicals Corp. 144A sr. unsec. notes 5s,
2025 (Canada)	20,000	19,800

Union Carbide Corp. sr. unsec.
unsub. bonds 7 3/4s, 2096	82,000	100,153

WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.2s, 2030	230,000	308,754

WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95s, 2031	39,000	52,045

WestRock RKT Co. company guaranty sr. unsec.
unsub. notes 4.45s, 2019	33,000	34,960

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s,
2032 R	244,000	322,812

		2,403,844
Capital goods (0.6%)
Crown Americas, LLC/Crown Americas Capital Corp.
IV company guaranty sr. unsec. notes 4 1/2s, 2023	110,000	112,200

Delphi Corp. company guaranty sr. unsec.
notes 5s, 2023	155,000	164,300

Legrand France SA sr. unsec. unsub. notes 8 1/2s,
2025 (France)	308,000	419,620

Medtronic, Inc. company guaranty sr. unsec.
sub. notes 4 3/8s, 2035	61,000	69,000

Medtronic, Inc. company guaranty sr. unsec.
sub. notes 3 1/2s, 2025	65,000	70,858

Northrop Grumman Systems Corp. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2026	55,000	77,035

Parker Hannifin Corp. sr. unsec.
unsub. notes Ser. MTN, 6 1/4s, 2038	180,000	249,836

Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 5.7s, 2041	90,000	114,641

Republic Services, Inc. company
guaranty sr. unsec. unsub. notes 3.8s, 2018	110,000	115,087

ZF North America Capital, Inc. 144A company
guaranty sr. unsec. unsub. notes 4 1/2s, 2022	150,000	152,063

		1,544,640
Communication services (2.9%)
American Tower Corp. sr. unsec. notes 4s, 2025 R	235,000	249,915

American Tower Corp. sr. unsec.
unsub. bonds 3 3/8s, 2026 R	25,000	25,130

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046	235,000	240,845

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025	235,000	240,383

CC Holdings GS V, LLC/Crown Castle GS III Corp.
company guaranty sr. notes 3.849s, 2023	79,000	84,267

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Communication services cont
Charter Communications Operating, LLC/Charter Communications Operating Capital 144A
sr. sub. bonds 6.484s, 2045	$312,000	$372,535

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A
sr. sub. notes 4.908s, 2025	83,000	90,744

Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2035	180,000	246,414

Crown Castle International Corp. sr. unsec.
notes 5 1/4s, 2023 R	50,000	56,103

Crown Castle International Corp. sr. unsec.
notes 4 7/8s, 2022 R	43,000	47,193

Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883s, 2020	583,000	635,548

NBCUniversal Media, LLC company
guaranty sr. unsec. unsub. notes 6.4s, 2040	218,000	303,972

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043
(Canada)	95,000	100,508

SBA Tower Trust 144A sr. notes 5.101s, 2017	475,000	475,703

SBA Tower Trust 144A sr. notes 2.933s, 2017	175,000	175,219

TCI Communications, Inc. sr. unsec.
unsub. notes 7 7/8s, 2026	534,000	765,226

Telecom Italia SpA 144A sr. unsec. notes 5.303s,
2024 (Italy)	250,000	249,375

Telefonica Emisiones SAU company
guaranty sr. unsec. notes 4.57s, 2023 (Spain)	150,000	166,057

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036
(Spain)	75,000	95,797

Telefonica Emisiones SAU company guaranty
sr. unsec. unsub. notes 5.462s, 2021 (Spain)	450,000	513,403

Verizon Communications, Inc. sr. unsec.
unsub. notes 6.4s, 2033	11,000	14,040

Verizon Communications, Inc. sr. unsec.
unsub. notes 5.9s, 2054 (units)	53,400	1,470,102

Verizon Communications, Inc. sr. unsec.
unsub. notes 5.05s, 2034	227,000	256,115

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.522s, 2048	541,000	563,343

Verizon Communications, Inc. sr. unsec.
unsub. notes 4.4s, 2034	85,000	87,648

Verizon New Jersey, Inc. company
guaranty sr. unsec. unsub. bonds 8s, 2022	40,000	50,233

		7,575,818
Conglomerates (0.1%)
General Electric Capital Corp. company
guaranty sr. unsec. notes 6 3/4s, 2032	101,000	141,749

General Electric Co. jr. unsec. sub. FRB Ser. D,
5s, perpetual maturity	207,000	219,679

		361,428
Consumer cyclicals (2.9%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.85s, 2039	194,000	280,122

21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2024	221,000	288,613

21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7 3/4s, 2045	227,000	331,586

Autonation, Inc. company guaranty sr. unsec.
notes 4 1/2s, 2025	30,000	31,679

Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2020	199,000	217,511

Putnam VT Income Fund 9

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Bed Bath & Beyond, Inc. sr. unsec.
sub. notes 5.165s, 2044	$131,000	$115,422

CBS Corp. company guaranty sr. unsec.
debs. 7 7/8s, 2030	370,000	524,562

D.R. Horton, Inc. company guaranty sr. unsec.
sub. notes 5 3/4s, 2023	120,000	133,350

Dollar General Corp. sr. unsec.
sub. notes 3 1/4s, 2023	135,000	140,153

Expedia, Inc. company guaranty sr. unsec.
unsub. notes 5.95s, 2020	270,000	302,014

Expedia, Inc. 144A company guaranty sr. unsec.
unsub. notes 5s, 2026	50,000	51,932

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097	48,000	59,460

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046	485,000	680,159

General Motors Co. sr. unsec. notes 6 1/4s, 2043	90,000	99,977

General Motors Co. sr. unsec.
unsub. notes 6 3/4s, 2046	160,000	189,790

General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 3s, 2017	91,000	92,318

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.3s, 2025	37,000	37,961

General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 3.45s, 2022	110,000	109,922

Grupo Televisa SAB sr. unsec.
unsub. bonds 6 5/8s, 2040 (Mexico)	280,000	321,416

Historic TW, Inc. company guaranty sr. unsec.
unsub. bonds 9.15s, 2023	325,000	436,860

Host Hotels & Resorts LP sr. unsec.
unsub. notes 6s, 2021 R	78,000	88,403

Host Hotels & Resorts LP sr. unsec.
unsub. notes 5 1/4s, 2022 R	37,000	40,677

Hyatt Hotels Corp. sr. unsec.
unsub. notes 3 3/8s, 2023	102,000	103,168

L Brands, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2021	280,000	315,700

L Brands, Inc. company guaranty sr. unsec.
sub. notes 5 5/8s, 2022	125,000	134,375

Lear Corp. company guaranty sr. unsec.
unsub. notes 5 3/8s, 2024	85,000	89,463

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.9s, 2029	111,000	121,977

Macy’s Retail Holdings, Inc. company
guaranty sr. unsec. notes 6.65s, 2024	78,000	90,173

NVR, Inc. sr. unsec. notes 3.95s, 2022	90,000	95,340

O’Reilly Automotive, Inc. company
guaranty sr. unsec. notes 3.85s, 2023	103,000	110,845

O’Reilly Automotive, Inc. company
guaranty sr. unsec. sub. notes 3.55s, 2026	95,000	99,606

Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.6s, 2026	130,000	136,920

Owens Corning company guaranty sr. unsec.
sub. notes 9s, 2019	114,000	132,050

Priceline Group, Inc. (The) sr. unsec.
notes 3.65s, 2025	56,000	59,323

PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2026	224,000	229,600

QVC, Inc. company guaranty sr. notes 4.85s, 2024	199,000	205,996

S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 4.4s, 2026	145,000	162,741

TEGNA, Inc. 144A company guaranty sr. unsec.
unsub. notes 4 7/8s, 2021	40,000	41,000

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044	$100,000	$99,987

Time Warner, Inc. company guaranty sr. unsec.
bonds 7.7s, 2032	294,000	410,461

Time Warner, Inc. company guaranty sr. unsec.
unsub. bonds 2.95s, 2026	205,000	206,546

Vulcan Materials Co. sr. unsec.
unsub. notes 4 1/2s, 2025	40,000	42,702

		7,461,860
Consumer staples (2.1%)
Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 4s, 2024	120,000	134,245

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 4.9s, 2046	330,000	386,708

Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 3.65s, 2026	65,000	69,631

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 8.2s, 2039	275,000	438,281

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021
(Bermuda)	345,000	368,328

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021	206,000	263,489

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019	20,000	22,606

Constellation Brands, Inc. company
guaranty sr. unsec. notes 3 7/8s, 2019	20,000	21,050

Corrections Corp. of America company
guaranty sr. unsec. notes 4 5/8s, 2023 R	25,000	25,188

Corrections Corp. of America company
guaranty sr. unsec. sub. notes 4 1/8s, 2020 R	75,000	77,156

CVS Health Corp. sr. unsec. notes 4 3/4s, 2022	80,000	91,377

CVS Health Corp. sr. unsec. unsub. notes 5 1/8s, 2045	75,000	93,043

CVS Pass-Through Trust sr. notes 6.036s, 2028	28,719	32,432

CVS Pass-Through Trust 144A sr. mtge.
notes 7.507s, 2032	680,937	856,823

CVS Pass-Through Trust 144A sr. mtge.
notes 4.704s, 2036	126,034	126,641

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. bonds 4 1/2s, 2045	40,000	42,262

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7s, 2037	178,000	242,503

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5 5/8s, 2042	261,000	316,445

ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 3.85s, 2024	145,000	155,866

Grupo Bimbo SAB de CV 144A company
guaranty sr. unsec. unsub. notes 4 7/8s, 2044
(Mexico)	200,000	196,882

Kraft Foods Group, Inc. company
guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039	30,000	40,965

Kraft Foods Group, Inc. company
guaranty sr. unsec. unsub. notes 6 1/2s, 2040	211,000	277,913

Kraft Heinz Foods Co. 144A company
guaranty sr. unsec. unsub. bonds 4 3/8s, 2046	45,000	47,588

McDonald’s Corp. sr. unsec. unsub. notes 6.3s, 2037	181,000	239,662

McDonald’s Corp. sr. unsec. unsub. notes 5.7s, 2039	128,000	159,047

Newell Brands, Inc. sr. unsec. unsub. notes 4.2s, 2026	190,000	205,970

SABMiller Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.95s, 2042	200,000	230,734

Tyson Foods, Inc. company guaranty sr. unsec.
bonds 4 7/8s, 2034	17,000	18,965

Tyson Foods, Inc. company guaranty sr. unsec.
unsub. bonds 5.15s, 2044	23,000	26,522

10 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Consumer staples cont.
Walgreens Boots Alliance, Inc. sr. unsec.
bonds 3.45s, 2026	$20,000	$20,531

Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.3s, 2021	205,000	214,913

		5,443,766
Energy (1.0%)
Anadarko Petroleum Corp. sr. unsec. notes 7.2s, 2029	91,000	100,397

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036	161,000	185,490

BP Capital Markets PLC company
guaranty sr. unsec. bonds 3.119s, 2026
(United Kingdom)	304,000	309,344

DCP Midstream Operating LP company
guaranty sr. unsec. notes 2.7s, 2019	100,000	95,821

EQT Midstream Partners LP company
guaranty sr. unsec. sub. notes 4s, 2024	100,000	96,047

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031	100,000	114,835

Kerr-McGee Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2031	194,000	231,142

Motiva Enterprises, LLC 144A sr. unsec.
notes 6.85s, 2040	145,000	173,790

Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 6.05s, 2041	215,000	131,150

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6 3/4s, 2041
(Brazil)	215,000	172,538

Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5 3/8s, 2021
(Brazil)	562,000	514,764

Pride International, Inc. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2040	130,000	91,175

Statoil ASA company guaranty sr. unsec.
notes 5.1s, 2040 (Norway)	151,000	180,859

Williams Cos., Inc. (The) sr. unsec.
sub. notes 4.55s, 2024	100,000	91,850

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024	214,000	201,428

		2,690,630
Financials (10.7%)
Aflac, Inc. sr. unsec. notes 6.45s, 2040	167,000	223,242

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039	290,000	408,150

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022	105,000	107,556

Air Lease Corp. sr. unsec. unsub. notes 3 3/8s, 2021	140,000	143,496

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025	150,000	150,375

American Express Co. jr. unsec. sub. FRN Ser. C,
4.9s, perpetual maturity	265,000	250,104

American International Group, Inc. jr. unsec.
sub. FRB 8.175s, 2058	706,000	887,395

Aon PLC company guaranty sr. unsec.
unsub. notes 4 1/4s, 2042	580,000	565,869

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034	278,000	345,269

Australia & New Zealand Banking Group,
Ltd./United Kingdom 144A jr. unsec. sub. FRB
6 3/4s, perpetual maturity (United Kingdom)	200,000	206,476

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual
maturity (France)	140,000	145,453

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual
maturity (France)	279,000	292,308

Banco Bilbao Vizcaya Argentaria SA jr. unsec.
sub. FRB 9s, perpetual maturity (Spain)	200,000	199,000

Banco del Estado de Chile 144A sr. unsec.
notes 2s, 2017 (Chile)	150,000	150,249

Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.1s, perpetual maturity	245,000	248,675

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Financials cont.
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6 1/2s, perpetual maturity	$140,000	$149,100

Bank of America Corp. unsec. sub. FRN 1.413s, 2026	100,000	85,309

Bank of America Corp. unsec. sub. notes 6.11s, 2037	300,000	355,721

Barclays Bank PLC unsec. sub. notes 7 5/8s, 2022
(United Kingdom)	212,000	228,165

BBVA International Preferred SAU company
guaranty jr. unsec. sub. FRB 5.919s, perpetual
maturity (Spain)	5,000	4,988

Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.3s, 2043	386,000	425,758

BGC Partners, Inc. 144A sr. unsec. notes 5 1/8s, 2021	45,000	45,499

BNP Paribas SA 144A jr. unsec. sub. FRN 7.195s,
perpetual maturity (France)	100,000	108,000

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)	200,000	214,512

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022	210,000	221,681

Capital One Financial Corp. unsec.
sub. notes 4.2s, 2025	225,000	231,309

CBRE Services, Inc. company guaranty sr. unsec.
notes 5 1/4s, 2025	22,000	22,910

CBRE Services, Inc. company guaranty sr. unsec.
unsub. notes 4 7/8s, 2026	163,000	166,648

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023	100,000	101,250

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s,
perpetual maturity	56,000	55,160

Citigroup, Inc. jr. unsec. sub. FRB Ser. P,
5.95s, perpetual maturity	244,000	238,510

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q,
5.95s, perpetual maturity	915,000	891,462

Citigroup, Inc. jr. unsec. sub. FRN 5 7/8s,
perpetual maturity	33,000	31,680

CNO Financial Group, Inc. sr. unsec.
unsub. notes 5 1/4s, 2025	70,000	72,100

Commerzbank AG 144A unsec. sub. notes 8 1/8s,
2023 (Germany)	400,000	466,872

Cooperatieve Centrale Raiffeisen-Boerenleenbank
BA/Netherlands company guaranty unsec.
sub. notes 4 5/8s, 2023 (Netherlands)	250,000	263,990

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN
11s, perpetual maturity (Netherlands)	175,000	208,688

Credit Agricole SA 144A unsec. sub. notes 4 3/8s,
2025 (France)	200,000	201,766

Credit Suisse Group AG 144A jr. unsec. sub. FRN
6 1/4s, perpetual maturity (Switzerland)	225,000	212,063

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020 R	224,000	270,511

Duke Realty LP company guaranty sr. unsec.
unsub. notes 3 7/8s, 2021 R	173,000	183,009

EPR Properties company guaranty sr. unsec.
sub. notes 5 1/4s, 2023 R	196,000	207,407

Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4 7/8s, 2024	25,000	25,281

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s,
perpetual maturity	158,000	146,940

Five Corners Funding Trust 144A sr. unsec.
bonds 4.419s, 2023	235,000	254,897

GE Capital International Funding Co.
Unlimited Co. 144A company guaranty sr. unsec.
notes 4.418s, 2035 (Ireland)	344,000	385,826

Genworth Holdings, Inc. company guaranty jr.
unsec. sub. FRN 6.15s, 2066	204,000	67,320

Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6 3/4s, 2037	437,000	538,817

Putnam VT Income Fundb 11

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Financials cont.
Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. FRB 8 1/8s, 2038	$210,000	$225,750

Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 6 5/8s, 2040	168,000	216,862

Healthcare Realty Trust, Inc. sr. unsec.
unsub. notes 3 7/8s, 2025 R	105,000	105,642

Hospitality Properties Trust sr. unsec.
unsub. notes 4 1/2s, 2025 R	161,000	161,854

HSBC Capital Funding LP 144A company guaranty jr.
unsec. sub. FRB 10.176s, perpetual maturity
(Jersey)	121,000	174,059

HSBC Holdings PLC jr. unsec. sub. FRB 6 7/8s,
perpetual maturity (United Kingdom)	315,000	313,425

ING Bank NV 144A unsec. sub. notes 5.8s, 2023
(Netherlands)	520,000	571,257

International Lease Finance Corp. sr. unsec.
unsub. notes 6 1/4s, 2019	241,000	258,171

Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71s,
2026 (Italy)	200,000	189,623

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.3s, perpetual maturity	258,000	257,033

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s,
perpetual maturity	156,000	159,120

KKR Group Finance Co., LLC 144A company
guaranty sr. unsec. unsub. notes 6 3/8s, 2020	45,000	52,614

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. FRN 7s, 2037	220,000	184,800

Liberty Mutual Insurance Co. 144A unsec.
sub. notes 7.697s, 2097	300,000	383,057

Lloyds Banking Group PLC jr. unsec. sub. FRB
7 1/2s, perpetual maturity (United Kingdom)	200,000	195,500

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN
6.657s, perpetual maturity (United Kingdom)	925,000	994,375

Lloyds Banking Group PLC 144A unsec.
sub. notes 5.3s, 2045 (United Kingdom)	309,000	318,404

Massachusetts Mutual Life Insurance Co. 144A
unsec. sub. notes 8 7/8s, 2039	705,000	1,054,990

MetLife Capital Trust IV 144A jr. unsec.
sub. notes 7 7/8s, 2037	920,000	1,097,100

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	90,739

Mid-America Apartments LP sr. unsec. notes 4.3s,
2023 R	170,000	182,825

Mitsubishi UFJ Financial Group, Inc. sr. unsec.
unsub. notes 3.85s, 2026 (Japan)	200,000	218,197

MPT Operating Partnership LP/MPT Finance Corp.
company guaranty sr. unsec. sub. notes 6 7/8s,
2021 R	242,000	249,865

Nationwide Mutual Insurance Co. 144A unsec.
sub. notes 8 1/4s, 2031	205,000	286,441

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022	73,000	76,194

Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045	75,000	63,375

OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7s, 2033	515,000	597,106

Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976s, 2025	100,000	100,259

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022	42,000	46,276

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037	546,000	500,955

Prudential Financial, Inc. jr. unsec. sub. FRN
5 5/8s, 2043	149,000	154,588

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Financials cont.
Prudential Financial, Inc. jr. unsec. sub. FRN
5.2s, 2044	$212,000	$206,700

Prudential Financial, Inc. sr. unsec.
notes 6 5/8s, 2040	142,000	183,926

Realty Income Corp. sr. unsec. notes 4.65s, 2023 R	110,000	121,028

Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65s, 2026 (Canada)	140,000	149,793

Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 8s, perpetual maturity (United Kingdom)	265,000	247,113

Royal Bank of Scotland Group PLC unsec.
sub. bonds 5 1/8s, 2024 (United Kingdom)	332,000	323,734

Santander Issuances SAU company guaranty unsec.
sub. notes 5.179s, 2025 (Spain)	200,000	199,068

Santander UK PLC 144A unsec. sub. notes 5s, 2023
(United Kingdom)	50,000	50,944

Select Income REIT sr. unsec. unsub. notes 3.6s,
2020 R	40,000	40,705

Select Income REIT sr. unsec. unsub. notes 2.85s,
2018 R	40,000	40,313

SL Green Realty Corp company guaranty sr. unsec.
unsub. notes 5s, 2018 R	163,000	170,925

Standard Chartered Bank 144A unsec.
sub. notes 8s, 2031 (United Kingdom)	100,000	121,275

Standard Chartered PLC 144A jr. unsec. sub. FRB
7.014s, perpetual maturity (United Kingdom)	400,000	404,000

State Street Capital Trust IV company
guaranty jr. unsec. sub. FRB 1.653s, 2037	1,017,000	840,265

Sumitomo Mitsui Financial Group, Inc. 144A unsec.
sub. bonds 4.436s, 2024 (Japan)	410,000	442,677

Teachers Insurance & Annuity Association
of America 144A unsec. sub. notes 6.85s, 2039	231,000	313,803

TIERS Trust/United States 144A
sr. bonds stepped-coupon zero % (8 1/8s,
3/15/18), 2046 ††	200,000	202,000

Travelers Property Casualty Corp. company
guaranty sr. unsec. unsub. bonds 7 3/4s, 2026	236,000	324,938

UBS Group AG jr. unsec. sub. FRN 6 7/8s,
perpetual maturity (Switzerland)	247,000	233,261

UBS Group Funding Jersey, Ltd. 144A company
guaranty sr. unsec. notes 4 1/8s, 2026 (Jersey)	287,000	298,785

VEREIT Operating Partnership LP company
guaranty sr. unsec. notes 4.6s, 2024 R	330,000	332,475

VEREIT Operating Partnership LP company
guaranty sr. unsec. unsub. bonds 4 7/8s, 2026 R	20,000	20,550

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5 7/8s, perpetual maturity	115,000	121,900

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT,
6.6s, 2038	860,000	1,179,688

Willis Towers Watson PLC company
guaranty sr. unsec. unsub. notes 5 3/4s, 2021	145,000	162,139

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024 R	249,000	258,982

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB
6 1/2s, 2037	218,000	217,455

		28,095,664
Health care (0.7%)
AbbVie, Inc. sr. unsec. notes 3.6s, 2025	60,000	62,870

Actavis Funding SCS company guaranty sr. unsec.
notes 4 3/4s, 2045 (Luxembourg)	75,000	78,755

Actavis Funding SCS company guaranty sr. unsec.
notes 3.45s, 2022 (Luxembourg)	37,000	38,427

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037	159,000	215,655

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042	172,000	180,420

12 Putnam VT Income Fund

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Health care cont.
Fresenius Medical Care US Finance II, Inc. 144A
company guaranty sr. unsec. sub. notes 5 5/8s, 2019	$90,000	$97,593

Fresenius Medical Care US Finance, Inc. 144A
company guaranty sr. unsec. unsub. notes 5 3/4s, 2021	184,000	204,240

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026	169,000	175,443

HCA, Inc. company guaranty sr. sub. notes 5s, 2024	95,000	98,325

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. bonds 5 1/4s, 2026 R	15,000	15,863

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4 1/2s, 2027 R	95,000	94,050

Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95s, 2024 R	125,000	130,046

Quest Diagnostics, Inc. company
guaranty sr. unsec. notes 4 3/4s, 2020	85,000	93,236

UnitedHealth Group, Inc. sr. unsec.
unsub. notes 4 5/8s, 2041	165,000	188,135

		1,673,058
Technology (0.7%)
Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045	199,000	216,807

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35s, 2046	82,000	88,159

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. notes 5.45s, 2023	338,000	350,700

Fidelity National Information Services, Inc.
company guaranty sr. unsec. unsub. notes 5s, 2022	258,000	268,819

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018	105,000	114,713

Oracle Corp. sr. unsec. unsub. notes 2.65s, 2026	585,000	586,468

SoftBank Corp. 144A company guaranty sr. unsec.
unsub. notes 4 1/2s, 2020 (Japan)	220,000	225,775

		1,851,441
Transportation (0.3%)
Continental Airlines, Inc. pass-through
certificates Ser. 97-4A, 6.9s, 2018	33,998	34,572

Norfolk Southern Corp. sr. unsec.
unsub. bonds 6s, 2111	185,000	228,018

Southwest Airlines Co. 2007-1 Pass Through Trust
pass-through certificates Ser. 07-1, 6.15s, 2022	218,792	247,235

United AirLines, Inc. pass-through certificates
Ser. 07-A, 6.636s, 2022	159,358	168,521

		678,346
Utilities and power (3.3%)
Appalachian Power Co. sr. unsec.
unsub. notes Ser. L, 5.8s, 2035	134,000	161,122

Beaver Valley II Funding Corp. sr. bonds 9s, 2017	4,000	4,020

Berkshire Hathaway Energy Co. sr. unsec.
bonds 6 1/2s, 2037	163,000	224,059

Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6 1/8s, 2036	129,000	171,058

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033	172,000	222,951

Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.2s, 2042	191,000	206,015

EDP Finance BV 144A sr. unsec. unsub. notes 6s,
2018 (Netherlands)	630,000	664,650

El Paso Natural Gas Co., LLC company
guaranty sr. unsec. unsub. notes 8 3/8s, 2032	358,000	418,423

Electricite de France (EDF) 144A jr. unsec.
sub. FRN 5 5/8s, perpetual maturity (France)	220,000	206,525

Electricite de France (EDF) 144A jr. unsec.
sub. FRN 5 1/4s, perpetual maturity (France)	999,000	954,045

Electricite de France (EDF) 144A sr. unsec.
notes 6.95s, 2039 (France)	149,000	198,839

Emera US Finance LP 144A company
guaranty sr. unsec. notes 3.55s, 2026	100,000	102,324

CORPORATE BONDS AND NOTES (26.2%)* cont.	Principal amount	Value

Utilities and power cont.
Enel Finance International SA 144A company
guaranty sr. unsec. unsub. notes 5 1/8s, 2019
(Netherlands)	$180,000	$198,786

Energy Transfer Partners LP sr. unsec.
unsub. bonds 6 1/8s, 2045	175,000	181,461

Energy Transfer Partners LP sr. unsec.
unsub. notes 6 1/2s, 2042	150,000	156,477

Energy Transfer Partners LP sr. unsec.
unsub. notes 5.2s, 2022	128,000	135,167

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023 58,000		59,837

FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45s, 2044	245,000	266,934

Iberdrola International BV company guaranty
sr. unsec. unsub. bonds 6 3/4s, 2036 (Spain)	157,000	206,612

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	148,431

Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.4s, 2044	86,000	84,858

Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.05s, 2019	85,000	85,888

MidAmerican Funding, LLC sr. bonds 6.927s, 2029	154,000	215,848

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022	161,000	205,024

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022	145,000	160,743

Pacific Gas & Electric Co. sr. unsec.
notes 6.35s, 2038	136,000	184,299

Pacific Gas & Electric Co. sr. unsec.
unsub. notes 5.8s, 2037	139,000	180,838

PacifiCorp sr. mtge. bonds 6 1/4s, 2037	180,000	248,589

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016	450,000	454,426

PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 3.4s, 2023	10,000	10,435

Puget Sound Energy, Inc. jr. unsec. sub. FRN
Ser. A, 6.974s, 2067	610,000	517,738

Texas-New Mexico Power Co. 144A 1st
sr. bonds Ser. A, 9 1/2s, 2019	396,000	463,282

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN
6.35s, 2067 (Canada)	554,000	391,955

WEC Energy Group jr. unsec. sub. FRN 6 1/4s, 2067	754,000	598,192

		8,689,851

Total corporate bonds and notes (cost $63,759,605)		$68,470,346

MUNICIPAL BONDS AND NOTES (0.5%)*	Principal amount	Value

CA State G.O. Bonds (Build America Bonds),
7 1/2s, 4/1/34	$350,000	$530,639

North TX, Tollway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	285,000	438,193

OH State U. Rev. Bonds (Build America Bonds),
4.91s, 6/1/40	255,000	327,606

Total municipal bonds and notes (cost $892,204)		$1,296,438

ASSET-BACKED SECURITIES (0.4%)*	Principal amount	Value

Station Place Securitization Trust FRB Ser. 16-1,
Class A, 1.453s, 2017	$1,108,000	$1,108,000

Total asset-backed securities (cost $1,108,000)		$1,108,000

Putnam VT Income Fund 13

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International
(2.915)/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/2.915	$5,283,600	$32,647

(3.315)/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/3.315	5,283,600	8,190

Goldman Sachs International
1.4825/3 month USD-LIBOR-BBA/
Jul-26	Jul-16/1.4825	20,213,400	229,018

(1.65)/3 month USD-LIBOR-BBA/
Jul-26	Jul-16/1.65	20,213,400	13,947

(1.73)/3 month USD-LIBOR-BBA/
Jul-26	Jul-16/1.73	20,213,400	5,255

(1.82)/3 month USD-LIBOR-BBA/
Jul-17	Jul-16/1.82	22,943,000	23

(1.306)/3 month USD-LIBOR-BBA/
Jul-17	Jul-16/1.306	22,943,000	23

JPMorgan Chase Bank N.A.
(1.15)/3 month USD-LIBOR-BBA/
Jul-17	Jul-16/1.15	22,943,000	229

Total purchased swap options outstanding (cost $877,531)			$289,332

PURCHASED OPTIONS	Expiration	Contract
OUTSTANDING (0.1%)*	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/$102.80	$11,000,000	$36,740

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/102.70	11,000,000	33,660

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/102.52	11,000,000	28,270

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/102.42	11,000,000	25,960

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.78	11,000,000	13,860

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.59	11,000,000	11,550

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.48	11,000,000	10,340

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.30	11,000,000	8,580

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/101.52	11,000,000	1,870

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/101.39	11,000,000	1,540

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/102.03	12,000,000	12

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/101.98	11,000,000	11

Total purchased options outstanding (cost $1,090,626)			$172,393

	Principal amount/
SHORT-TERM INVESTMENTS (21.4%)*	shares	Value

Putnam Short Term Investment Fund 0.47% L	Shares 49,589,539	$49,589,539

U.S. Treasury Bills 0.19%, September 1, 2016 §	$370,000	369,852

U.S. Treasury Bills 0.21%, August 18, 2016 §	7,000	6,998

U.S. Treasury Bills 0.20%, August 11, 2016 # Δ §	3,583,000	3,582,169

U.S. Treasury Bills 0.21%, August 4, 2016 Δ §	1,256,000	1,255,745

U.S. Treasury Bills 0.23%, July 21, 2016 Δ	81,000	80,992

U.S. Treasury Bills 0.23%, July 14, 2016 Δ	1,192,000	1,191,946

Total short-term investments (cost $56,077,259)		$56,077,241
Total investments (cost $438,791,214)		$441,130,024

Key to holding’s abbreviations

BKNT	Bank Note

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period

FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

GMTN	Global Medium Term Notes

G.O. Bonds	General Obligation Bonds

IFB	Inverse Floating Rate Bonds, which are securities that payi nterest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.

IO	Interest Only

MTN	Medium Term Notes

PO	Principal Only

TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2016 through June 30, 2016 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $261,743,788.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

## Forward commitment, in part or in entirety (Note 1).

L  Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R  Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $179,861,352 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

14 Putnam VT Income Fund

FUTURES CONTRACTS
OUTSTANDING				Unrealized
at 6/30/16	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Federal Funds 30 Day
(Short)	78	$32,380,715	Aug-16	$(24,345)

U.S. Treasury Bond 30 yr
(Long)	119	20,508,906	Sep-16	1,050,419

U.S. Treasury Bond 30 yr
(Short)	18	3,102,188	Sep-16	(170,567)

U.S. Treasury Bond Ultra
30 yr (Long)	105	19,569,375	Sep-16	1,214,674

U.S. Treasury Note 2 yr
(Long)	26	5,702,531	Sep-16	39,355

U.S. Treasury Note 5 yr
(Long)	95	11,605,586	Sep-16	212,077

U.S. Treasury Note 10 yr
(Long)	13	1,728,797	Sep-16	46,693

U.S. Treasury Note 10 yr
(Short)	13	1,728,797	Sep-16	(46,746)

Total				$2,321,560

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/16 (premiums $1,839,874) (Unaudited)
Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International
2.515/3 month USD-LIBOR-BBA/
Apr-47	Apr-17/2.515	$5,283,600	$91,639

Goldman Sachs International
1.65875/3 month USD-LIBOR-BBA/
Jul-26	Jul-16/1.65875	20,213,400	2,426

(1.215)/3 month USD-LIBOR-BBA/
Jul-17	Jul-16/1.215	22,943,000	25,926

(0.901)/3 month USD-LIBOR-BBA/
Jul-17	Jul-16/0.901	22,943,000	27,532

1.57/3 month USD-LIBOR-BBA/Jul-26	Jul-16/1.57	20,213,400	32,341

JPMorgan Chase Bank N.A.
1.41/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.41	22,943,000	23

1.28/3 month USD-LIBOR-BBA/Jul-17	Jul-16/1.28	22,943,000	23

(6.00 Floor)/3 month
USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	504,760

Total			$684,670

WRITTEN OPTIONS OUTSTANDING
at 6/30/16 (premiums $1,090,625)	Expiration	Contract
(Unaudited)	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/$102.18	$11,000,000	$20,570

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/102.09	11,000,000	18,810

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.90	11,000,000	15,620

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.80	11,000,000	14,190

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.56	11,000,000	11,220

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.47	11,000,000	10,230

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.28	11,000,000	8,470

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/101.19	11,000,000	7,700

WRITTEN OPTIONS OUTSTANDING
at 6/30/16 (premiums $1,090,625)	Expiration	Contract
(Unaudited) cont.	date/strike price	amount	Value

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/$101.04	$11,000,000	$6,600

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/100.85	11,000,000	5,500

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/100.75	11,000,000	4,950

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/100.56	11,000,000	4,070

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/100.30	11,000,000	3,080

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/100.11	11,000,000	2,640

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/100.02	11,000,000	2,310

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Sep-16/99.83	11,000,000	1,980

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/100.80	11,000,000	550

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/100.68	11,000,000	440

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/99.97	11,000,000	110

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Aug-16/100.09	11,000,000	110

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	12,000,000	12

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/101.39	12,000,000	12

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/100.73	11,000,000	11

Federal National Mortgage Association
30 yr 3.0s TBA commitments (Put)	Jul-16/101.36	11,000,000	11

Total			$139,196

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/16 (Unaudited)
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.
(1.455)/3 month
USD-LIBOR-BBA/
Jul-26 (Purchased)	Jul-16/1.455	$25,415,700	$(141,693)	$(2,542)

1.585/3 month
USD-LIBOR-BBA/
Jul-26 (Written)	Jul-16/1.585	25,415,700	49,561	(2,542)

1.515/3 month
USD-LIBOR-BBA/
Jul-26 (Written)	Jul-16/1.515	25,415,700	87,684	(3,050)

Goldman Sachs International
(2.0745)/3 month
USD-LIBOR-BBA/
Sep-21 (Purchased)	Sep-16/2.0745	12,707,900	(45,748)	1,398

1.5595/3 month
USD-LIBOR-BBA/
Sep-21 (Purchased)	Sep-16/1.5595	12,707,900	(58,456)	(11,183)

Putnam VT Income Fund 15

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/16 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International cont.
1.1665/3 month
USD-LIBOR-BBA/
Dec-17 (Written)	Dec-16/1.1665	$50,831,400	$50,831	$5,083

(0.6665)/3 month
USD-LIBOR-BBA/
Dec-17 (Written)	Dec-16/0.6665	50,831,400	53,373	508

JPMorgan Chase Bank N.A.
2.117/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.117	5,109,025	(125,186)	215,958

2.035/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/2.035	5,109,025	(129,815)	177,947

1.00/3 month
USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	20,354,400	(142,990)	57,338

1.00/3 month
USD-LIBOR-BBA/
Apr-27 (Purchased)	Apr-17/1.00	10,177,200	(67,292)	32,862

(2.01575)/3 month
USD-LIBOR-BBA/
Sep-21 (Purchased)	Sep-16/2.01575	12,707,900	(49,561)	8,006

1.49825/3 month
USD-LIBOR-BBA/
Sep-21 (Purchased)	Sep-16/1.49825	12,707,900	(49,561)	(10,929)

(3.035)/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.035	5,109,025	(135,941)	(133,877)

(3.117)/3 month
USD-LIBOR-BBA/
Feb-27 (Purchased)	Feb-17/3.117	5,109,025	(143,053)	(141,418)

2.655/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.655	22,377,500	148,251	147,915

FORWARD PREMIUM SWAP OPTION CONTRACTS
OUTSTANDING at 6/30/16 (Unaudited) cont.
Counterparty
Fixed right or
obligation % to
receive or (pay)/			Premium	Unrealized
Floating rate index/	Expiration	Contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A. cont.
2.56/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/2.56	$22,377,500	$143,053	$142,545

(0.634)/3 month
USD-LIBOR-BBA/
Dec-17 (Written)	Dec-16/0.634	50,831,400	49,561	2,033

1.134/3 month
USD-LIBOR-BBA/
Dec-17 (Written)	Dec-16/1.134	50,831,400	49,561	(1,017)

(1.00)/3 month
USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	20,354,400	62,325	(57,399)

(1.00)/3 month
USD-LIBOR-BBA/
Apr-19 (Written)	Apr-17/1.00	40,708,800	130,268	(109,507)

(1.56)/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.56	22,377,500	128,834	(202,964)

(1.655)/3 month
USD-LIBOR-BBA/
Feb-19 (Written)	Feb-17/1.655	22,377,500	127,552	(244,359)

Total			$(8,442)	$(129,194)

TBA SALE COMMITMENTS OUTSTANDING
at 6/30/16 (proceeds receivable	Principal	Settlement
$68,966,523) (Unaudited)	amount	date	Value

Federal Home Loan Mortgage Corporation,
3s, July 1, 2046	$1,000,000	7/14/16	$1,036,445

Federal National Mortgage Association,
4 1/2s, July 1, 2046	4,000,000	7/14/16	4,366,875

Federal National Mortgage Association,
4s, July 1, 2046	10,000,000	7/14/16	10,721,875

Federal National Mortgage Association,
3 1/2s, July 1, 2046	10,000,000	7/14/16	10,549,219

Federal National Mortgage Association,
3s, July 1, 2046	35,000,000	7/14/16	36,315,234

Government National Mortgage
Association, 3 1/2s, July 1, 2046	2,000,000	7/20/16	2,122,344

Government National Mortgage
Association, 3s, July 1, 2046	4,000,000	7/20/16	4,180,625

Total			$69,292,617

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)
	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$44,918,600	$(270,108)	6/28/26	3 month USD-LIBOR-BBA	1.4825%	$182,431

22,459,300	269,215	6/28/26	1.65875%	3 month	(336,900)
				USD-LIBOR-BBA

44,918,600	(247,645)	6/21/26	3 month USD-LIBOR-BBA	1.55%	504,901

22,459,300	246,756	6/21/26	1.715%	3 month	(485,201)
				USD-LIBOR-BBA

7,113,100 E	14,567	9/21/18	1.12%	3 month	(35,453)
				USD-LIBOR-BBA

41,599,100 E	(258,168)	9/21/21	3 month USD-LIBOR-BBA	1.40%	511,124

16 Putnam VT Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.
	Upfront				Unrealized
	premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$46,323,000 E	$499,163	9/21/26	1.75%	3 month	$(1,007,261)
				USD-LIBOR-BBA

905,500 E	21,339	9/21/46	2.17%	3 month	(47,351)
				USD-LIBOR-BBA

17,293,700	(125)	6/21/26	3 month USD-LIBOR-BBA	1.42%	73,831

14,700,000	(194)	6/20/26	1.4215%	3 month	(65,400)
				USD-LIBOR-BBA

15,924,000	(210)	6/24/26	3 month USD-LIBOR-BBA	1.56%	280,432

7,074,700	(93)	6/28/26	1.5675%	3 month	(129,077)
				USD-LIBOR-BBA

33,688,950	55,704	6/28/26	1.4825%	3 month	(283,698)
				USD-LIBOR-BBA

20,213,400	(45,185)	7/1/26	3 month USD-LIBOR-BBA	1.4825%	155,230

15,800,000	(59)	6/29/18	3 month USD-LIBOR-BBA	0.711%	(7,554)

11,400,000	(150)	6/29/26	1.36146%	3 month	17,237
				USD-LIBOR-BBA

11,400,000	(150)	6/29/26	1.3534%	3 month	26,054
				USD-LIBOR-BBA

15,800,000	(59)	6/29/18	3 month USD-LIBOR-BBA	0.7115%	(7,411)

11,400,000	(150)	6/29/26	1.35735%	3 month	21,731
				USD-LIBOR-BBA

15,800,000	(59)	6/29/18	3 month USD-LIBOR-BBA	0.716%	(5,985)

5,958,300	(79)	6/29/26	1.336%	3 month	23,568
				USD-LIBOR-BBA

5,804,300	(77)	6/30/26	1.35629%	3 month	11,914
				USD-LIBOR-BBA

Total	$284,233				$(602,838)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Bank of America N.A.
$265,595	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	$(3,227)
				30 year Fannie Mae pools

411,772	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(4,702)
				30 year Fannie Mae pools

Barclays Bank PLC
546,999	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	558
				30 year Fannie Mae pools

125,789	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	253
				30 year Fannie Mae pools

289,442	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(502)
				30 year Fannie Mae pools

1,046,519	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00%	2,107
				30 year Fannie Mae pools

50,517	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(35)
				30 year Fannie Mae pools

129,345	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	24
				30 year Ginnie Mae II pools

993,568	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50%	1,014
				30 year Fannie Mae pools

923,213	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00%	(4,258)
				30 year Fannie Mae pools

514,042	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(359)
				30 year Fannie Mae pools

Putnam VT Income Fund 17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Barclays Bank PLC cont.
$166,080	$—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	$1,542
				30 year Fannie Mae pools

403,509	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(5,009)
				30 year Fannie Mae pools

196,269	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(2,437)
				30 year Fannie Mae pools

3,279,885	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50%	(11,724)
				30 year Fannie Mae pools

2,015,447	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	2,266
				30 year Fannie Mae pools

13,536,223	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	51,178
				30 year Fannie Mae pools

14,320,690	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(121,230)
				30 year Fannie Mae pools

Citibank, N.A.
1,072,149	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	4,054
				30 year Fannie Mae pools

1,876,677	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	7,095
				30 year Fannie Mae pools

Credit Suisse International
617,164	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	3,510
				30 year Fannie Mae pools

850,987	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	7,900
				30 year Fannie Mae pools

4,291,140	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00%	(37,823)
				30 year Ginnie Mae II pools

496,170	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(6,029)
				30 year Fannie Mae pools

1,838,974	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(24,065)
				30 year Fannie Mae pools

36,572	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50%	454
				30 year Fannie Mae pools

403,867	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(5,285)
				30 year Fannie Mae pools

400,484	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50%	(5,721)
				30 year Fannie Mae pools

1,110,107	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00%	13,489
				30 year Fannie Mae pools

Goldman Sachs International
641,892	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(448)
				30 year Fannie Mae pools

495,197	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(346)
				30 year Fannie Mae pools

1,685,243	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(2,921)
				30 year Fannie Mae pools

621,991	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(434)
				30 year Fannie Mae pools

201,189	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50%	(2,298)
				30 year Fannie Mae pools

918,814	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(7,778)
				30 year Fannie Mae pools

345,175	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(2,922)
				30 year Fannie Mae pools

21,384	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(260)
				30 year Fannie Mae pools

394,275	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(4,482)
				30 year Fannie Mae pools

18 Putnam VT Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.
	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by or	appreciation/
Notional amount	received (paid)	date	fund per annum	paid by fund	(depreciation)

Goldman Sachs International cont.
$78,150	$—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	$(135)
				30 year Fannie Mae pools

710,415	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(1,231)
				30 year Fannie Mae pools

495,408	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(4,194)
				30 year Fannie Mae pools

1,258,711	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(10,655)
				30 year Fannie Mae pools

594,489	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(5,033)
				30 year Fannie Mae pools

46,664	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(395)
				30 year Fannie Mae pools

124,472	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50%	(1,054)
				30 year Fannie Mae pools

331,345	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(231)
				30 year Fannie Mae pools

703,495	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50%	(491)
				30 year Fannie Mae pools

1,173,917	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00%	(2,035)
				30 year Fannie Mae pools

1,200,951	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	11,149
				30 year Fannie Mae pools

401,038	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(5,248)
				30 year Fannie Mae pools

422,404	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50%	5,244
				30 year Fannie Mae pools

JPMorgan Chase Bank N.A.
326,958	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00%	(3,973)
				30 year Fannie Mae pools

1,200,951	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00%	11,149
				30 year Fannie Mae pools

Total	$—				$(165,984)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited)
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB– Index	BBB–/P	$3,281	$48,000	5/11/63	300 bp	$(247)

CMBX NA BBB– Index	BBB–/P	6,388	106,000	5/11/63	300 bp	(1,403)

CMBX NA BBB– Index	BBB–/P	13,088	212,000	5/11/63	300 bp	(2,494)

CMBX NA BBB– Index	BBB–/P	12,483	219,000	5/11/63	300 bp	(3,614)

Credit Suisse International
CMBX NA BB Index	—	(34,648)	1,963,000	5/11/63	(500 bp)	233,236

CMBX NA BB Index	—	(893)	92,000	1/17/47	(500 bp)	17,007

CMBX NA BBB– Index	BBB–/P	14,910	1,030,000	5/11/63	300 bp	(60,795)

CMBX NA BBB– Index	BBB–/P	20,751	1,580,000	5/11/63	300 bp	(95,379)

CMBX NA BBB– Index	BBB–/P	17,679	185,000	1/17/47	300 bp	(1,024)

CMBX NA BBB– Index	BBB–/P	30,537	304,000	1/17/47	300 bp	(197)

CMBX NA BBB– Index	BBB–/P	19,894	580,000	1/17/47	300 bp	(38,744)

CMBX NA BBB– Index	BBB–/P	65,347	1,836,000	1/17/47	300 bp	(120,273)

CMBX NA BBB– Index	BBB–/P	228,224	3,055,000	1/17/47	300 bp	(80,636)

Goldman Sachs International
CMBX NA BBB– Index	BBB–/P	(477)	69,000	5/11/63	300 bp	(5,549)

CMBX NA BBB– Index	BBB–/P	139	39,000	1/17/47	300 bp	(3,804)

CMBX NA BBB– Index	BBB–/P	153	39,000	1/17/47	300 bp	(3,790)

Putnam VT Income Fund 19

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/16 (Unaudited) cont.
					Payments	Unrealized
Swap counterparty/		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Goldman Sachs International cont.
CMBX NA BBB– Index	BBB–/P	$139	$39,000	1/17/47	300 bp	$(3,804)

CMBX NA BBB– Index	BBB–/P	474	111,000	1/17/47	300 bp	(10,748)

CMBX NA BBB– Index	BBB–/P	396	111,000	1/17/47	300 bp	(10,826)

CMBX NA BBB– Index	BBB–/P	396	111,000	1/17/47	300 bp	(10,826)

CMBX NA BB Index	—	(1,750)	165,000	5/11/63	(500 bp)	20,767

CMBX NA BB Index	—	(1,249)	146,000	5/11/63	(500 bp)	18,675

CMBX NA BB Index	—	1,877	83,000	5/11/63	(500 bp)	13,203

CMBX NA BB Index	—	(720)	75,000	5/11/63	(500 bp)	9,515

CMBX NA BB Index	—	1,060	63,000	5/11/63	(500 bp)	9,658

CMBX NA BB Index	—	584	57,000	5/11/63	(500 bp)	8,363

CMBX NA BB Index	—	61	50,000	5/11/63	(500 bp)	6,884

CMBX NA BB Index	—	(952)	92,000	1/17/47	(500 bp)	16,948

CMBX NA BB Index	—	(124)	62,000	1/17/47	(500 bp)	11,940

CMBX NA BBB– Index	BBB–/P	(11)	4,000	5/11/63	300 bp	(305)

CMBX NA BBB– Index	BBB–/P	(371)	37,000	5/11/63	300 bp	(3,091)

CMBX NA BBB– Index	BBB–/P	423	37,000	5/11/63	300 bp	(2,297)

CMBX NA BBB– Index	BBB–/P	(321)	40,000	5/11/63	300 bp	(3,261)

CMBX NA BBB– Index	BBB–/P	(177)	44,000	5/11/63	300 bp	(3,411)

CMBX NA BBB– Index	BBB–/P	(1,100)	66,000	5/11/63	300 bp	(5,951)

CMBX NA BBB– Index	BBB–/P	(916)	84,000	5/11/63	300 bp	(7,090)

CMBX NA BBB– Index	BBB–/P	(1,555)	155,000	5/11/63	300 bp	(12,947)

CMBX NA BBB– Index	BBB–/P	632	30,000	1/17/47	300 bp	(2,401)

CMBX NA BBB– Index	BBB–/P	5,092	118,000	1/17/47	300 bp	(6,838)

CMBX NA BBB– Index	BBB–/P	4,750	118,000	1/17/47	300 bp	(7,180)

CMBX NA BBB– Index	BBB–/P	4,750	118,000	1/17/47	300 bp	(7,180)

CMBX NA BBB– Index	BBB–/P	4,988	120,000	1/17/47	300 bp	(7,144)

CMBX NA BBB– Index	BBB–/P	4,162	139,000	1/17/47	300 bp	(9,891)

CMBX NA BBB– Index	BBB–/P	5,181	171,000	1/17/47	300 bp	(12,107)

CMBX NA BBB– Index	BBB–/P	33,012	238,000	1/17/47	300 bp	8,951

CMBX NA BBB– Index	BBB–/P	23,485	243,000	1/17/47	300 bp	(1,083)

CMBX NA BBB– Index	BBB–/P	52,716	397,000	1/17/47	300 bp	12,579

CMBX NA BBB– Index	BBB–/P	95,907	482,000	1/17/47	300 bp	47,177

JPMorgan Securities LLC
CMBX NA BBB– Index	BBB–/P	6,307	114,000	1/17/47	300 bp	(5,218)

CMBX NA BBB– Index	BBB–/P	12,025	228,000	1/17/47	300 bp	(11,026)

CMBX NA BBB– Index	BBB–/P	6,065	232,000	1/17/47	300 bp	(17,390)

CMBX NA BBB– Index	BBB–/P	23,913	243,000	1/17/47	300 bp	(654)

CMBX NA BBB– Index	BBB–/P	52,489	397,000	1/17/47	300 bp	12,353

CMBX NA BBB– Index	BBB–/P	69,754	577,000	1/17/47	300 bp	11,419

Total		$798,248				$(121,943)

*Payments related to the referenced debt are made upon a credit default event.

**Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2016. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

20 Putnam VT Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$1,108,000	$—

Corporate bonds and notes	—	68,268,346	202,000

Mortgage-backed securities	—	121,141,955	—

Municipal bonds and notes	—	1,296,438	—

Purchased options outstanding	—	172,393	—

Purchased swap options outstanding	—	289,332	—

U.S. government and agency mortgage obligations	—	192,436,450	—

U.S. treasury obligations	—	137,869	—

Short-term investments	49,589,539	6,487,702	—

Totals by level	$49,589,539	$391,338,485	$202,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$2,321,560	$—	$—

Written options outstanding	—	(139,196)	—

Written swap options outstanding	—	(684,670)	—

Forward premium swap option contracts	—	(129,194)	—

TBA sale commitments	—	(69,292,617)	—

Interest rate swap contracts	—	(887,071)	—

Total return swap contracts	—	(165,984)	—

Credit default contracts	—	(920,191)	—

Totals by level	$2,321,560	$(72,218,923)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

				Change in net
		Accrued		unrealized
Investments in	Balance as of	discounts/	Realized	appreciation/	Cost of	Proceeds	Total transfers	Total transfers	Balance as of
securities:	12/31/15	premiums	gain/(loss)	(depreciation)#	purchases	from sales	into Level 3†	out of Level 3†	6/30/16

Asset-backed securities	$14,238,000	$—	$—	$—	$—	$(14,238,000)	$—	$—	$—

Corporate bonds and notes	$209,000	(6,989)	—	(11)	—	—	—	—	$202,000

Mortgage-backed securities	$4,929,611	(290,218)	—	83,265	18,306	—	—	(4,740,964)	—

Totals	$19,376,611	$(297,207)	—	$83,254	$18,306	$(14,238,000)	$—	$(4,740,964)	$202,000

† Transfers during the reporting period are accounted for using the end of period market value. Transfers out include valuations where a secondary pricing source was obtained for certain securities.

# Includes $11 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 21

Statement of assets and liabilities
6/30/16 (Unaudited)

Assets

Investment in securities, at value (Note 1):

Unaffiliated issuers (identified cost $389,201,675)	$391,540,485

Affi liated issuers (identified cost $49,589,539) (Notes 1 and 5)	49,589,539

Cash	3,390

Dividends, interest and other receivables	2,450,581

Receivable for shares of the fund sold	35,788

Receivable for investments sold	34,021

Receivable for sales of delayed delivery securities (Note 1)	29,864,899

Receivable for variation margin (Note 1)	333,824

Unrealized appreciation on forward premium swap option contracts (Note 1)	791,593

Unrealized appreciation on OTC swap contracts (Note 1)	581,661

Premium paid on OTC swap contracts (Note 1)	45,264

Total assets	475,271,045

Liabilities

Payable for investments purchased	710,424

Payable for purchases of delayed delivery securities (Note 1)	138,427,045

Payable for shares of the fund repurchased	833,132

Payable for compensation of Manager (Note 2)	85,210

Payable for custodian fees (Note 2)	21,598

Payable for investor servicing fees (Note 2)	30,549

Payable for Trustee compensation and expenses (Note 2)	183,139

Payable for administrative services (Note 2)	1,012

Payable for distribution fees (Note 2)	22,768

Payable for variation margin (Note 1)	368,473

Unrealized depreciation on OTC swap contracts (Note 1)	869,588

Premium received on OTC swap contracts (Note 1)	843,512

Unrealized depreciation on forward premium swap option contracts (Note 1)	920,787

Written options outstanding, at value (premiums $2,930,499) (Notes 1 and 3)	823,866

TBA sale commitments, at value (proceeds receivable $68,966,523 (Note 1)	69,292,617

Other accrued expenses	93,537

Total liabilities	213,527,257

Net assets	$261,743,788

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$315,867,338

Undistributed net investment income (Note 1)	4,627,737

Accumulated net realized loss on investments	(64,172,237)

Net unrealized appreciation of investments	5,420,950

Total — Representing net assets applicable to capital shares outstanding	$261,743,788

Computation of net asset value Class IA

Net assets	$151,470,017

Number of shares outstanding	13,718,859

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$11.04

Computation of net asset value Class IB

Net assets	$110,273,771

Number of shares outstanding	10,075,698

Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$10.94

The accompanying notes are an integral part of these financial statements.

22 Putnam VT Income Fund

Statement of operations
Six months ended 6/30/16 (Unaudited)

Investment income

Interest (including interest income of $57,774 from investments in affiliated issuers) (Note 5)	$6,679,238

Dividends	10,134

Total investment income	6,689,372

Expenses

Compensation of Manager (Note 2)	511,982

Investor servicing fees (Note 2)	91,079

Custodian fees (Note 2)	31,750

Trustee compensation and expenses (Note 2)	11,060

Distribution fees (Note 2)	135,164

Administrative services (Note 2)	2,993

Auditing and tax fees	56,032

Other	40,587

Fees waived and reimbursed by Manager (Note 2)	(3,688)

Total expenses	876,959

Expense reduction (Note 2)	(90)

Net expenses	876,869

Net investment income	5,812,503

Net realized loss on investments (Notes 1 and 3)	(4,910,315)

Net realized loss on swap contracts (Note 1)	(5,839,591)

Net realized gain on futures contracts (Note 1)	3,286,041

Net realized gain on written options (Notes 1 and 3)	4,042,837

Net unrealized appreciation of investments, futures contracts, swap contracts, written options, and TBA sale commitments during the period	4,039,682

Net gain on investments	618,654

Net increase in net assets resulting from operations	$6,431,157

Statement of changes in net assets

	Six months ended	Year ended
	6/30/16*	12/31/15

Decrease in net assets

Operations:

Net investment income	$5,812,503	$10,694,519

Net realized gain (loss) on investments	(3,421,028)	2,378,454

Net unrealized appreciation (depreciation) of investments	4,039,682	(16,455,018)

Net increase (decrease) in net assets resulting from operations	6,431,157	(3,382,045)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(7,001,185)	(8,799,187)

Class IB	(4,727,764)	(6,042,537)

Decrease from capital share transactions (Note 4)	(71,130)	(23,855,725)

Total decrease in net assets	(5,368,922)	(42,079,494)

Net assets:

Beginning of period	267,112,710	309,192,204

End of period (including undistributed net investment income of $4,627,737 and $10,544,183, respectively)	$261,743,788	$267,112,710

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Income Fund 23

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/16†	$11.29	.25	.02	.27	(.52)	(.52)	—	$11.04	2.55*	$151,470	.29 *[i]	2.29 *[i]	470 *[e]

12/31/15	12.01	.44	(.57)	(.13)	(.59)	(.59)	—	11.29	(1.19)	157,239.56		3.74	868 [e]

12/31/14	12.01	.54	.24	.78	(.78)	(.78)	—	12.01	6.68	185,043.58		4.51	455 [e]

12/31/13	12.24	.58	(.32)	.26	(.49)	(.49)	—	12.01	2.13	202,468.59		4.82	254 [f]

12/31/12	11.64	.48	.76	1.24	(.64)	(.64)	—	12.24	11.07	234,369.60		4.02	203 [f]

12/31/11	12.14	.54	.06	.60	(1.10)	(1.10)	— [g,h]	11.64	5.16	238,826.58		4.57	263 [f]

Class IB

6/30/16†	$11.18	.24	.01	.25	(.49)	(.49)	—	$10.94	2.37*	$110,274	.41*i	2.16*i	470 * [e]

12/31/15	11.90	.40	(.56)	(.16)	(.56)	(.56)	—	11.18	(1.46)	109,874.81		3.49	868 [e]

12/31/14	11.90	.51	.24	.75	(.75)	(.75)	—	11.90	6.46	124,149.83		4.25	455 [e]

12/31/13	12.13	.54	(.31)	.23	(.46)	(.46)	—	11.90	1.87	127,828.84		4.57	254 [f]

12/31/12	11.54	.44	.75	1.19	(.60)	(.60)	—	12.13	10.74	145,591.85		3.77	203 [f]

12/31/11	12.03	.51	.07	.58	(1.07)	(1.07)	— [g,h]	11.54	5.00	154,091.83		4.34	263 [f]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

December 31, 2013	623%

December 31, 2012	695

December 31, 2011	657

g Amount represents less than $0.01 per share.

h Reflects a non-recurring reimbursement related to restitution amounts in connection with a distribution plan approved by the Securities and Exchange Commission (SEC) which amounted to less than $0.01 per share outstanding on July 21, 2011. Also reflects a non-recurring reimbursement related to short-term trading related lawsuits, which amounted to less than $0.01 per share outstanding on May 11, 2011.

i Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets (Note 2).

The accompanying notes are an integral part of these financial statements.

24 Putnam VT Income Fund

Notes to financial statements 6/30/16 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2016 through June 30, 2016.

Putnam VT Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek high current income consistent with what Putnam Management believes to be prudent risk. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide denominated in U.S. dollars, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment

Putnam VT Income Fund 25

in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearing-house guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

26 Putnam VT Income Fund

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $245,963 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,580,525 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,796,559 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $392.5 million syndicated unsecured committed line of credit provided by State Street ($292.5 million) and Northern Trust Company ($100 million) and a $235.5 million unsecured uncommitted line of credit provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.16% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2015, the fund had a capital loss carryover of $52,578,408 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Putnam VT Income Fund 27

Loss carryover

Short-term	Long-term	Total	Expiration

$37,872,506	$—	$37,872,506	*

15,705,902	N/A	15,705,902	12/31/16

*Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $446,946,189, resulting in gross unrealized appreciation and depreciation of $5,964,073 and $11,780,238, respectively, or net unrealized depreciation of $5,816,165.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 32.3% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,
0.500%	of the next $5 billion,
0.450%	of the next $10 billion,
0.400%	of the next $10 billion,
0.350%	of the next $50 billion,
0.330%	of the next $50 billion,
0.320%	of the next $100 billion and
0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.197% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. For the reporting period, Putnam Management voluntarily waived $3,688.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$53,029
Class IB	38,050

Total	$91,079

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $90 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $189, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class IB	$135,164

28 Putnam VT Income Fund

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments
(Long-term)	$1,587,410,936	$1,596,446,166

U.S. government securities (Long-term)	—	—

Total	$1,587,410,936	$1,596,446,166

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

	Written swap option	Written swap option	Written option	Written option
	contract amounts	premiums	contract amounts	premiums

Written options outstanding at the
beginning of the reporting period	$449,110,825	$3,004,725	$79,000,000	$358,359

Options opened	1,156,772,450	7,076,823	686,000,000	2,993,125

Options exercised	(102,317,750)	(909,953)	—	—

Options expired	(304,396,925)	(1,348,843)	(58,000,000)	(250,000)

Options closed	(651,552,000)	(5,982,878)	(441,000,000)	(2,010,859)

Written options outstanding at the
end of the reporting period	$547,616,600	$1,839,874	$266,000,000	$1,090,625

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/16		Year ended 12/31/15		Six months ended 6/30/16		Year ended 12/31/15

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	302,102	$3,318,420	317,578	$3,681,773	923,756	$10,016,418	1,680,687	$19,593,023

Shares issued in connection with
reinvestment of distributions	653,096	7,001,185	756,594	8,799,187	444,757	4,727,764	523,617	6,042,537

	955,198	10,319,605	1,074,172	12,480,960	1,368,513	14,744,182	2,204,304	25,635,560

Shares repurchased	(1,166,089)	(12,869,472)	(2,547,283)	(29,665,042)	(1,123,610)	(12,265,445)	(2,806,428)	(32,307,203)

Net increase (decrease)	(210,891)	$(2,549,867)	(1,473,111)	$(17,184,082)	244,903	$2,478,737	(602,124)	$(6,671,643)

Note 5 —Affiliated transactions

Transactions during the reporting period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:

	Fair value at the beginning of				Fair value at the end of
Name of affiliate	the reporting period	Purchase cost	Sale proceeds	Investment income	the reporting period

Putnam Short Term Investment Fund *	$18,920,214	$75,366,557	$44,697,232	$ 57,774	$49,589,539

Totals	$18,920,214	$75,366,557	$44,697,232	$57,774	$49,589,539

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Putnam VT Income Fund 29

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$117,600,000

Purchased swap option contracts (contract amount)	$439,900,000

Written TBA commitment option contracts (contract amount) (Note 3)	$ 236,700,000

Written swap option contracts (contract amount)	$550,800,000

Futures contracts (number of contracts)	500

Centrally cleared interest rate swap contracts (notional)	$432,100,000

OTC total return swap contracts (notional)	$76,000,000

OTC credit default contracts (notional)	$17,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Credit contracts	Receivables	$402,950	Payables	$1,323,141

Interest rate contracts	Investments, Receivables, Net assets —		Payables, Net assets —
	Unrealized appreciation	6,570,022*	Unrealized depreciation	5,792,852*

Total		$6,972,972		$7,115,993

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(61,182)	$(61,182)

Interest rate contracts	(622,849)	3,286,041	(5,778,409)	(3,115,217)

Total	$(622,849)	$3,286,041	$(5,839,591)	$(3,176,399)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted
for as hedging instruments
under ASC 815	Options	Futures	Swaps	Total

Credit contracts	$—	$—	$(1,518)	$(1,518)

Interest rate contracts	317,753	2,303,114	(983,296)	1,637,571

Total	$317,753	$2,303,114	$(984,814)	$1,636,053

30 Putnam VT Income Fund

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Putnam VT Income Fund 31

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N. A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N. A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

Assets:

Centrally cleared interest rate swap contracts§	$—	$—	$321,027	$—	$—	$—	$—	$—	$—	$321,027

OTC Total return swap contracts*#	—	58,942	—	11,149	25,353	16,393	11,149	—	—	122,986

OTC Credit default contracts*#	—	—	—	—	285,784	117,166	—	—	—	402,950

Futures contracts§	—	—	—	—	—	—	—	—	12,797	12,797

Forward premium swap option contracts #	—	—	—	—	—	6,989	784,604	—	—	791,593

Purchased swap options** #	—	—	—	—	40,837	248,266	229	—	—	289,332

Purchased options** #	—	—	—	—	—	—	172,393	—	—	172,393

Total Assets	$—	$58,942	$321,027	$11,149	$351,974	$388,814	$968,375	$—	$12,797	$2,113,078

Liabilities:

Centrally cleared interest rate swap contracts§	—	—	205,317	—	—		—	—	—	205,317

OTC Total return swap contracts*#	7,929	145,554	—	—	78,923	52,591	3,973	—	—	288,970

OTC Credit default contracts*#	42,998	—	—	—	794,390	304,684	—	181,069	—	1,323,141

Futures contracts§	—	—	—	—	—	—	—	—	163,156	163,156

Forward premium swap option contracts #	—	—	—	8,134	—	11,183	901,470	—	—	920,787

Written swap options #	—	—	—	—	91,639	88,225	504,806	—	—	684,670

Written options #	—	—	—	—	—	—	139,196	—	—	139,196

Total Liabilities	$50,927	$145,554	$205,317	$8,134	$964,952	$456,683	$1,549,445	$181,069	$163,156	$3,725,237

Total Financial and Derivative Net Assets	$(50,927)	$(86,612)	$115,710	$3,015	$(612,978)	$(67,869)	$(581,070)	$(181,069)	$(150,359)	$(1,612,159)

Total collateral received (pledged)† ##	$(50,927)	$(86,612)	$—	$—	$(612,978)	$245,963	$(581,070)	$(181,069)	$—

Net amount	$—	$—	$115,710	$3,015	$—	$(313,832)	$—	$—	$(150,359)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/ (depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

32 Putnam VT Income Fund	Putnam VT Income Fund 33

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2016, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided, as well as supplemental information provided in response to an additional request made by the Contract Committee. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2016, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 24, 2016 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee then recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2016. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the continued application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment style, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented a contractual expense limitation applicable to specified open-end funds, including your fund, of 20

34 Putnam VT Income Fund

basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). This expense limitation attempts to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that this expense limitation was not operative during their fiscal years ending in 2015. Putnam Management has agreed to maintain this expense limitation until at least April 30, 2018. Putnam Management’s support for this expense limitation arrangement was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. (“Lipper”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the third quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2015. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Lipper as of December 31, 2015 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, sub-advised third-party mutual funds, and the like. This information included comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2015 was a year of mixed performance results for the Putnam funds, with generally strong results for the international equity, global sector and global asset allocation funds, but generally disappointing results for the U.S. and small-cap equity, Spectrum and fixed income funds. They noted that the longer-term performance of the Putnam funds generally continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 18th-best performing mutual fund complex out of 58 complexes for the five-year period ended December 31, 2015. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2015 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

For purposes of evaluating investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — Core Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2015 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

Putnam VT Income Fund 35

One-year period	Three-year period	Five-year period

4th	1st	1st

Over the one-year, three-year and five-year periods ended December 31, 2015, there were 97, 93 and 86 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees expressed concern about your fund’s fourth quartile performance over the one-year period ended December 31, 2015 and considered the circumstances that may have contributed to this disappointing performance. The Trustees considered Putnam Management’s observation that the fund’s underperformance over the one-year period was attributable largely to the fund’s interest-rate positioning. The Trustees also noted Putnam Management’s view that the fund’s underperformance over the one-year period was due in part to its investments in corporate bonds, which underperformed during the period as spreads widened due to supply and demand dynamics, slowing global growth, low energy prices and liquidity concerns.

The Trustees observed that, although the fund had not performed well in 2015, the fund ranked in the top decile for each of the three-year and five-year periods ended December 31, 2015 and that Putnam Management remained confident in the portfolio managers and their investment process. The Trustees also considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance issues that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on past responsiveness of Putnam Management to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used primarily to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services.

36 Putnam VT Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s [SEC] website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		Katinka Domotorffy
57–59 St James’s Street	Custodian	John A. Hill
London, England SW1A 1LD	State Street Bank and Trust Company	Paul L. Joskow
Kenneth R. Leibler
Marketing Services	Legal Counsel	Robert E. Patterson
Putnam Retail Management	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109		W. Thomas Stephens

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Income Fund 37

This report has been prepared for the shareholders	H512
of Putnam VT Income Fund.	VTSA035 301622 8/16

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 26, 2016